UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08411

(Investment Company Act file number)

James Advantage Funds

(Exact name of registrant as specified in charter)

1349 Fairground Road

Beavercreek, Ohio 45385

(Address of principal executive offices) (Zip code)

Barry R. James

P.O. Box 8

Alpha, Ohio 45301

(Name and address of agent for service)

Registrant’s telephone number, including area code: (937) 426-7640

Date of fiscal year end: June 30

Date of reporting period: July 1, 2012 – December 31, 2012

Item 1. Reports to Stockholders.

James Advantage Funds	Shareholder Letter
December 31, 2012 (Unaudited)

Just about everybody was happy that the 2012 presidential elections were finally over, but the markets corrected soon afterward. The markets fell sharply after the results were posted, but started to recover relatively quickly. The September high was not surpassed until January 2013, but the S&P 500 still scored an impressive 16.00 percent return for the year and small capitalization companies, as measured by the Russell 2000 returned 16.35 percent. Concerns over the impact of the Affordable Health Care Act, Dodd-Frank and other regulatory initiatives gave way to improvements in housing data, automobile sales and consumer financial health. The Federal Reserve’s policy of Quantitative Easing also helped.

The Markets Over the Past Six Months

Over the last six months of 2012, the S&P 500® Index rose 5.95 percent, the Russell 2000® Index advanced 7.20 percent, the Russell Microcap® Index rose 5.96 percent and the S&P 400® MidCap Value Index advanced 9.53 percent. The election dominated the headlines, and some investors fretted over an expanding government and the costs of new regulations. The election results were met with a temporary sell-off in stocks, driving the S&P 500 down almost 9 percent from its September high to its November 16 low. Still, accumulating evidence of fundamental improvement in the U.S economy and a gradual dissipation of worries over Europe’s banking crisis and China’s slowing growth rate provided the underpinnings for a sustainable rally in stocks. The James Advantage Funds did participate in this rising confidence and the Golden Rainbow Fund added to its allocation to stocks on the weakness after the election.

The U.S. dollar weakened against almost all of its major trading partners during the calendar year. Of course, a weakening dollar is generally good news for holdings in foreign stocks and bonds. The Golden Rainbow Fund benefitted from the weaker dollar through its holdings of bonds issued in foreign currencies, including the Canadian dollar, the Australian dollar, the euro, and the Swedish krona. These holdings are detailed in the Schedule of Investments on page 14 of this report.

Investment Goals and Objectives

Preservation of capital and income are the two primary objectives of the Balanced: Golden Rainbow Fund. The Fund’s investments in bonds helped to meet the income objective in 2012. The Fund’s management is pleased that, even with interest rates at historic lows, the Golden Rainbow paid out a dividend every quarter, and supplemented income needs of shareholders with a capital gains dividend in December. We note also that many corporations paid unusually large and unanticipated dividends in the final days of 2012. Their objective was to reward shareholders with dividend income before the new, higher tax rates on dividends took effect in 2013. The higher than usual ordinary dividends paid to shareholders of the Golden Rainbow Fund retail shares ($0.13/share), the Golden Rainbow Institutional shares ($0.1565/share), and the Small Cap Fund ($0.512/share) were a result of these special dividends, and investors are cautioned not to assume those distributions are normal or that they will be repeated.

The Small Cap Fund, the Mid Cap Fund, the Long-Short Fund and the Micro Cap Fund seek long term capital appreciation as their primary objective. These Funds look for stocks the Adviser believes to be undervalued, using its proprietary research to sift through a database of over 8,500 stocks. The Long-Short Fund may employ a short-selling strategy when the Adviser’s research shows a higher probability of a market decline and may also leverage itself through the use of a bank line of credit. The basic research is the same for all the Funds. The Adviser prides itself on its own research and does not buy outside research. These Funds do not seek to pay dividends, but will distribute net income when it is earned through dividends or other sources.

Investment Philosophy

Since 1972, James Investment Research, Inc., adviser to the James Advantage Funds, has embraced conservative principles of investing. Experience has taught us that stocks with strong earnings growth, low valuations and relative strength are more likely to outperform the broad stock market over time, and we have found that preserving capital in down markets is very important in achieving long term growth. Our independent research is generally free of Wall Street hype and allows us to take a different path. We do not participate in IPOs (initial public offerings), as they have a relatively poor track record of rewarding shareholders and because our research requires an extensive amount of history that IPOs cannot provide.

Strategy for Meeting Fund Objectives

When the Adviser’s risk research indicates that the risk in the stock market is low and that opportunities for stocks to move higher are great, the Fund’s portfolio managers will increase the allocation to common stocks in the James Balanced: Golden Rainbow Fund. Of course, a balanced fund will always hold both bonds and stocks, and the Golden Rainbow normally will not fall below 25% in its allocation to either stocks or bonds. To help meet the income objective of the Fund, the portfolio managers have added high quality municipal bonds and sovereign bonds to the portfolio. In 2012, we increased our holdings in corporate bonds, mortgage-backed bonds and federal agency debentures, while lowering the exposure to U.S. Treasury Securities.

The Small Cap Fund, the Mid Cap Fund, the Micro Cap Fund and the Long-Short Fund use the same proprietary research, but concentrate on separate strategies that include market capitalization niches for the first three funds and allows for both long and short positions in all market capitalizations for the Long-Short Fund. The Adviser’s Research staff is actively working on ranking stocks and on top-down analysis designed to gauge the direction of the U.S. economy as well as the global economy. The Adviser often identifies the risk levels in the broad stock market through its research, which then helps Fund managers adjust the Fund holdings accordingly. If the research points towards a decline in economic

Semi-Annual Report | December 31, 2012	1

Shareholder Letter	James Advantage Funds
December 31, 2012 (Unaudited)

activity and in stock prices, all the funds will prefer defensive stocks, such as utilities, health care and non-cyclicals, while still retaining the Adviser’s strategy of seeking out bargain stocks. In addition, the Golden Rainbow Fund will increase its holdings in bonds and reduce exposure to common equities, and the Long-Short Fund will add short positions. Stocks the Adviser considers to be bargains generally have low value ratios, such as price to earnings and price to cash, but also generally have strong earnings and relative strength. The Adviser has found this strategy to be very useful over the long run.

All of the Funds in the James Advantage Funds family employ a disciplined SELL strategy, eliminating securities that lose their value traits or otherwise fall out of favor due to macro-economic changes, management changes or similar events. The Adviser’s staff regularly monitors all of the Funds’ holdings and employs multiple screens to detect changes in a company profile. Still, as you will see in the Financial Highlights report, the Funds’ turnover ratios are low by most industry standards.

Fund Performance

Over the last six months of 2012, The Golden Rainbow Retail Class advanced 5.27 percent and the Institutional Class shares rose 5.44 percent, besting their blended Index benchmark, which rose 4.18 percent (see benchmark details on page 3 of this report). The Small Cap Fund rose 5.37 percent over the last six months of the year versus a 7.20 percent increase in its benchmark. The Mid Cap Fund advanced 10.05 percent, beating its benchmark, (the S&P 400® MidCap Value Index), return of 9.53 percent. The Micro Cap Fund lagged during the last half of the year, returning only 1.02 percent versus its benchmark, (the Russell Microcap® Index), return of 5.96 percent. The Long-Short Fund rose 4.01 percent, lagging its benchmark, (the S&P 500® Index), return of 5.95 percent. The excess performance by the Golden Rainbow Fund was due to an increase in the allocation to stocks, moving from about 49 percent in September to about 55 percent in December, a reduced allocation to long-term Treasury and bonds the strong success of the firm’s proprietary stock research over the fourth quarter. While the Adviser’s stock selection methodology had not been superior in the first part of 2012, it returned to favor in the fourth quarter. Consider the following returns over the fourth quarter versus their benchmarks: The Small Cap Fund returned 2.33 percent versus 1.85 percent on the Russell 2000® Index; the Mid Cap Fund returned 5.41 percent versus a 4.51 percent return on the S&P 400® MidCap Value Index; the Micro Cap Fund returned 2.51 percent versus 0.04 percent return on the Russell Microcap® Index; and the Long-Short Fund rose 3.18 percent, while the S&P 500® Index fell 0.38 percent. We believe this across the board outperformance is strong evidence that our methodology is back in favor and we note that we did not change our methodology over the course of the year.

Expectations for the Future

Our research points to a difficult year for the stock market if Congress and the Obama Administration cannot resolve important issues on the debt ceiling, sequestration and the budget. While international economies are showing signs of improvement, it is premature to forecast a strengthening global economy, and additional weaknesses may develop. While we continue to be encouraged by the improving housing market and we see consumer financial health a plus, we are still worried about the excessively high unemployment rate. We also note that the post-election year is often a difficult year for the stock market. Unlike many years in the past, where bond holdings served to offset declines in prices, we fear the interest rates are too low to provide the same degree of safety and that bond rallies may be briefer and less rewarding than in the past. Still, various sectors of the stock market will add value over the course of the year and active management will be key in creating and retaining excess portfolio returns.

Thomas L. Mangan

Chief Financial Officer

The statements and opinions expressed are those of the author and are as of the date of this report. All information is historical and not indicative of future results and subject to change. It should not be assumed that an investment in the securities mentioned will be profitable in the future. This information is not a recommendation to buy or sell.

You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing. You may obtain a current copy of the Fund’s prospectus by calling 1-800-995-2637.

Past performance is no guarantee of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

2	www.jamesfunds.com

James Advantage Funds	Growth of $10,000 Charts
December 31, 2012 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in the James Balanced: Golden Rainbow Fund – Retail Class

James Balanced: Golden Rainbow Fund, S&P 500® Index and Blended Index Average Annual Total Returns

	1 Year	5 Years	10 Years	Since Inception(2)
James Balanced: Golden Rainbow – Retail Class	8.13%	5.51%	8.29%	8.24%
S&P 500® Index	16.00%	1.66%	7.10%	8.57%
Russell 2000® Index	16.35%	3.56%	9.72%	9.33%
Barclays Capital Intermediate Government/Credit Index	3.89%	5.18%	4.62%	6.22%
Blended Index(1)	10.07%	4.55%	6.96%	8.04%

James Balanced: Golden Rainbow - Institutional Class	8.42%	N/A	N/A	13.28%
S&P 500® Index	16.00%	N/A	N/A	22.98%
Russell 2000® Index	16.35%	N/A	N/A	26.16%
Barclays Capital Intermediate Government/Credit Index	3.89%	N/A	N/A	5.59%
Blended Index(1)	10.07%	N/A	N/A	15.28%

(1)	The Blended Index is comprised of a 25% weighting in the S&P 500® Index, a 25% weighting in the Russell 2000® Index and a 50% weighting in the Barclays Capital Intermediate Government/Credit Index.
(2)	Retail Class inception was July 1, 1991. Institutional Class inception was March 2, 2009.

The total annual operating expense ratio as stated in the fee table of the most recent prospectus, dated November 1, 2012, was 1.07% for the Retail Class and 0.82% for the Institutional Class.

Comparison of the Change in Value of a $10,000 Investment in the James Small Cap Fund

James Small Cap Fund and Russell 2000® Index Average Annual Total Returns

	1 Year	5 Years	10 Years	Since Inception(1)
James Small Cap Fund	7.35%	3.09%	9.86%	7.51%
Russell 2000® Index	16.35%	3.56%	9.72%	7.83%

(1)	Fund inception was October 2, 1998.

The total annual operating expense ratio as stated in the fee table of the most recent prospectus, dated November 1, 2012, was 1.50%.

Mid, Small and Micro Cap investing involve greater risk not associated with investing in more established companies, such as greater price volatility, business risk, less liquidity and increased competitive threat.

The S&P 500® Index is an unmanaged index of 500 common stocks chosen for market size, liquidity and industry group representation.

The Russell 2000® Index is a widely recognized, unmanaged index comprised of the 2,000 smallest U.S. domiciled publicly-traded common stocks of the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index, an unmanaged index of the 3,000 largest U.S. domiciled publicly-traded common stocks by market capitalization.

The Barclays Capital Intermediate Government/Credit Index measures the performance of U.S. Dollar denominated U.S. Treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. These performance figures do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Please call 1-800-995-2637 for most recent month-end performance information.

The S&P 500® Index, Russell 2000® Index, Barclays Capital Intermediate Government/Credit Index, S&P Mid Cap 400® Index, and Russell Microcap® Index are widely recognized unmanaged indices of security prices and are representative of a broader market and range of securities than is found in the Fund’s portfolio. The Index returns do not reflect the deduction of expenses, which have been deducted from a Fund’s returns. The Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in any Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

Semi-Annual Report | December 31, 2012	3

Growth of $10,000 Charts	James Advantage Funds
December 31, 2012 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in the James Mid Cap Fund

James Mid Cap Fund and S&P Mid Cap 400® Index Average Annual Total Returns

	1 Year	5 Year	Since Inception(1)
James Mid Cap Fund	12.90%	2.36%	2.95%
S&P MidCap 400® Index	18.53%	4.34%	4.86%

(1)	Fund inception was June 30, 2006.

The total annual operating expense ratio as stated in the fee table of the most recent prospectus, dated November 1, 2012, was 1.51%.

Comparison of the Change in Value of a $10,000 Investment in the James Micro Cap Fund

James Micro Cap Fund and Russell Microcap® Index Average Annual Total Returns

	1 Year	Since Inception(1)
James Micro Cap Fund	9.84%	7.18%
Russell Microcap® Index	19.75%	14.77%

(1)	Fund inception was July 1, 2010.

The total annual operating expense ratio as stated in the fee table of the most recent prospectus, dated November 1, 2012 was 1.50%.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. These performance figures do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Please call 1-800-995-2637 for most recent month-end performance information.

The Mid-Cap Fund invests in stocks of mid-cap companies which tend to be more volatile and can be less liquid than stocks of large-cap companies. Diversification does not guarantee a profit or protect against loss. Current and future portfolio holdings are subject to risk.

Mid, Small and Micro Cap investing involve greater risk not associated with investing in more established companies, such as greater price volatility, business risk, less liquidity and increased competitive threat.

The S&P 500® Index, Russell 2000® Index, Barclays Capital Intermediate Government/Credit Index, S&P MidCap 400® Index, and Russell Microcap® Index are widely recognized unmanaged indices of security prices and are representative of a broader market and range of securities than is found in the Fund’s portfolio. The Index returns do not reflect the deduction of expenses, which have been deducted from a Fund’s returns. The Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in any Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The S&P MidCap 400® Value Index is a recognized, unmanaged index of mid cap stocks considered to be value stocks using Standard and Poor’s methodology.

The Russell Microcap® Index measures the performance of the microcap segment of the U.S. equity market. It makes up less than 3% of the U.S. equity market. It includes 1,000 of the smallest securities in the small cap Russell 2000® Index, plus the next smallest eligible securities by market cap.

4	www.jamesfunds.com

James Advantage Funds	Growth of $10,000 Charts
December 31, 2012 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in the James Long-Short Fund

James Long-Short Fund and S&P 500® Index Average Annual Total Returns

	1 Year	Since Inception(1)
James Long-Short Fund	8.12%	2.51%
S&P 500® Index	16.00%	7.44%

(1)	Fund inception was May 23, 2011.

The total annual operating expense ratio as stated in the fee table of the most recent prospectus, dated November 1, 2012, was 2.67%.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. These performance figures do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Please call 1-800-995-2637 for most recent month-end performance information.

Short selling incurs significant additional risk; theoretically, stocks sold short have unlimited upside risk potential. In addition, this strategy depends on the Adviser’s ability to correctly identify undervalued and overvalued stocks, and that the stock markets are reasonable and efficient. Periods of extreme volatility may harm the performance of this product. The Long-Short Fund may have a high portfolio turnover rate. A high portfolio turnover rate can result in increased brokerage commission costs and may expose taxable shareholders to potentially larger current tax liability.

The S&P 500® Index, Russell 2000® Index, Barclays Capital Intermediate Government/Credit Index, S&P MidCap 400® Index, and Russell Microcap® Index are widely recognized unmanaged indices of security prices and are representative of a broader market and range of securities than is found in the Fund’s portfolio. The Index returns do not reflect the deduction of expenses, which have been deducted from a Fund’s returns. The Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in any Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The S&P 500® Index is an unmanaged index of 500 common stocks chosen for market size, liquidity and industry group representation.

Semi-Annual Report | December 31, 2012	5

Representation of Schedules of Investments	James Advantage Funds
December 31, 2012 (Unaudited)

The illustrations below provide the industry sectors for the James Balanced: Golden Rainbow Fund, James Small Cap Fund, James Mid Cap Fund, James Micro Cap Fund, and James Long-Short Fund.

James Balanced: Golden Rainbow Fund - Industry Sector Allocation (% of Net Assets)

James Small Cap Fund - Industry Sector Allocation

(% of Net Assets)

James Long-Short Fund - Industry Sector Allocation

(% of Net Assets)

(Cash and Cash Equivalents and Other Liabilities in Excess of Assets not included)

James Mid Cap Fund - Industry Sector Allocation

(% of Net Assets)

James Micro Cap Fund - Industry Sector Allocation

(% of Net Assets)

6	www.jamesfunds.com

James Advantage Funds	Disclosure of Fund Expenses
December 31, 2012 (Unaudited)

Example. As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions, and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2012 through December 31, 2012.

Actual Expenses. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expense Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

	Net Expense Ratio Annualized December 31, 2012(a)		Beginning Account Value July 1, 2012	Ending Account Value December 31, 2012	Expense Paid During Period(b)
James Balanced: Golden Rainbow Fund
Retail Class Actual	1.05%		$1,000.00	$1,052.70	$5.43
Retail Class Hypothetical (5% return before expenses)	1.05%		$1,000.00	$1,019.91	$5.35

Institutional Class Actual	0.80%		$1,000.00	$1,054.40	$4.14
Institutional Class Hypothetical (5% return before expenses)	0.80%		$1,000.00	$1,021.17	$4.08

James Small Cap Fund
Actual	1.50%		$1,000.00	$1,053.70	$7.76
Hypothetical (5% return before expenses)	1.50%		$1,000.00	$1,017.64	$7.63

James Mid Cap Fund
Actual	1.50%		$1,000.00	$1,100.50	$7.94
Hypothetical (5% return before expenses)	1.50%		$1,000.00	$1,017.64	$7.63

James Micro Cap Fund
Actual	1.50%		$1,000.00	$1,010.20	$7.60
Hypothetical (5% return before expenses)	1.50%		$1,000.00	$1,017.64	$7.63

James Long-Short Fund
Actual	2.80	%(c)	$1,000.00	$1,040.10	$14.40
Hypothetical (5% return before expenses)	2.80	%(c)	$1,000.00	$1,011.09	$14.19

(a)	Annualized, based on the Fund’s most recent fiscal half year expenses.
(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), divided by 365. Note the expense example is typically based on a six-month period.

(c)	Dividend and interest expense on securities sold short and interest expense totaled 1.30% (annualized) of average net assets for the six months ended December 31, 2012.

Semi-Annual Report | December 31, 2012	7

Schedule of Investments	James Balanced: Golden Rainbow Fund
December 31, 2012 (Unaudited)

Shares or Principal Amount		Value
COMMON STOCKS-53.2%
	Basic Materials-7.0%
50,000	Aceto Corp.	$502,000
209,000	Barrick Gold Corp.	7,317,090
410,000	Buckeye Technologies, Inc.	11,771,100
113,300	Cabot Corp.	4,508,207
113,000	CF Industries Holdings, Inc.	22,957,080
55,000	Cooper Tire & Rubber Co.	1,394,800
13,600	Eastman Chemical Co.	925,480
95,000	FMC Corp.	5,559,400
10,000	H.B. Fuller Co.	348,200
66,000	Huntsman Corp.	1,049,400
152,000	Innospec, Inc.	5,242,480
72,000	International Paper Co.	2,868,480
25,210	NewMarket Corp.	6,610,062
132,000	Newmont Mining Corp.	6,130,080
200,000	PH Glatfelter Co.	3,496,000
311,040	PolyOne Corp.	6,351,437
141,200	PPG Industries, Inc.	19,111,420
77,040	Terra Nitrogen Co. LP	16,493,493

		122,636,209

	Consumer, Cyclical-10.8%
694,600	Alaska Air Group, Inc. *	29,930,314
213,000	The Cato Corp., Class A	5,842,590
287,100	Destination Maternity Corp.	6,189,876
248,800	Dillard’s, Inc., Class A	20,841,976
98,900	DineEquity, Inc. *	6,626,300
84,000	DIRECTV, Class A *	4,213,440
20,000	Dollar Tree, Inc. *	811,200
203,100	Foot Locker, Inc.	6,523,572
1,524,165	Ford Motor Co.	19,737,937
176,300	KB Home	2,785,540
114,400	LeapFrog Enterprises, Inc. *	987,272
617,800	Macy’s, Inc.	24,106,556
151,300	Moody’s Corp.	7,613,416
31,900	PetSmart, Inc.	2,180,046
170,000	RR Donnelley & Sons Co.	1,530,000
720,315	Sinclair Broadcast Group, Inc., Class A	9,090,375
228,050	Target Corp.	13,493,718
85,000	TJX Cos., Inc.	3,608,250
163,500	Viacom, Inc., Class A	8,873,145
147,000	Viacom, Inc., Class B	7,752,780
116,000	Wal-Mart Stores, Inc.	7,914,680

		190,652,983

	Consumer, Non-cyclical-6.6%
199,000	Dean Foods Co. *	3,285,490
341,100	Eli Lilly & Co.	16,823,052
45,000	Grand Canyon Education, Inc.*	1,056,150
202,600	Ingredion, Inc.	13,053,518
12,000	Kimberly-Clark Corp.	1,013,160
75,000	LifePoint Hospitals, Inc. *	2,831,250
449,200	Merck & Co., Inc.	18,390,248
442,000	Mylan, Inc. *	12,146,160

See Notes to Financial Statements.
8	www.jamesfunds.com

James Balanced: Golden Rainbow Fund	Schedule of Investments
December 31, 2012 (Unaudited)

Shares or Principal Amount		Value
	Consumer, Non-cyclical (continued)
155,000	Newell Rubbermaid, Inc.	$3,451,850
649,000	Pfizer, Inc.	16,276,920
2,850	Seaboard Corp.	7,210,158
94,300	The Toro Co.	4,053,014
30,000	Tupperware Brands Corp.	1,923,000
228,300	UnitedHealth Group, Inc.	12,382,992
40,075	WellPoint, Inc.	2,441,369

		116,338,331

	Energy-5.5%
86,500	Apache Corp.	6,790,250
156,970	Chevron Corp.	16,974,736
9,000	ConocoPhillips	521,910
34,000	Delek US Holdings, Inc.	860,880
28,800	Diamond Offshore Drilling, Inc.	1,957,248
140,500	Exxon Mobil Corp.	12,160,275
553,044	HollyFrontier Corp.	25,744,198
130,000	Pioneer Energy Services Corp. *	943,800
93,800	Plains All American Pipeline LP	4,243,512
80,000	Stone Energy Corp. *	1,641,600
552,500	Tesoro Corp.	24,337,625
42,000	Valero Energy Corp.	1,433,040

		97,609,074

	Financial-8.4%
42,500	Allied World Assurance Co. Holdings AG	3,349,000
304,000	American Financial Group, Inc.	12,014,080
137,900	AmTrust Financial Services, Inc.	3,956,351
251,000	Aspen Insurance Holdings, Ltd.	8,052,080
654,000	Brookfield Office Properties, Inc.	11,124,540
145,000	Capital One Financial Corp.	8,399,850
370,000	CBL & Associates Properties, Inc., REIT	7,847,700
40,000	Coinstar, Inc. *	2,080,400
100,000	EZCORP, Inc., Class A*	1,986,000
110,000	FBL Financial Group, Inc., Class A	3,763,100
996,000	Fifth Third Bancorp	15,129,240
90,000	First Industrial Realty Trust, Inc., REIT*	1,267,200
19,000	Home Properties, Inc., REIT	1,164,890
339,250	JPMorgan Chase & Co.	14,916,822
993,000	KeyCorp	8,361,060
36,000	National Financial Partners Corp. *	617,040
340,000	Nelnet, Inc., Class A	10,128,600
10,000	PNC Financial Services Group, Inc.	583,100
35,000	Post Properties, Inc., REIT	1,748,250
278,870	Protective Life Corp.	7,970,105
316,060	Rent-A-Center, Inc.	10,859,822
44,100	Southside Bancshares, Inc.	928,746
101,600	Torchmark Corp.	5,249,672
262,025	Unum Group	5,455,360

		146,953,008

	Industrial-5.2%
17,000	AGCO Corp. *	835,040
117,800	Amerco, Inc.	14,938,218

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2012	9

Schedule of Investments	James Balanced: Golden Rainbow Fund
December 31, 2012 (Unaudited)

Shares or Principal Amount		Value
	Industrial (continued)
437,000	American Axle & Manufacturing Holdings, Inc. *	$4,894,400
37,800	Cascade Corp.	2,430,540
25,000	CNH Global NV	1,007,250
63,000	Cummins, Inc.	6,826,050
3,500	Deere & Co.	302,470
71,000	Eaton Corp. PLC	3,848,200
60,400	FedEx Corp.	5,539,888
12,600	Ingersoll-Rand PLC	604,296
111,900	Jarden Corp.	5,785,230
100,000	Littelfuse, Inc.	6,171,000
26,000	Magna International, Inc.	1,300,520
49,605	NACCO Industries, Inc., Class A	3,010,528
8,000	Republic Services, Inc.	234,640
15,000	Seaspan Corp.	240,450
392,000	Sturm Ruger & Co., Inc.	17,796,800
120,000	Timken Co.	5,739,600
174,625	TRW Automotive Holdings Corp. *	9,361,646

		90,866,766

	Technology-5.6%
348,000	Amkor Technology, Inc. *	1,479,000
150,000	Arrow Electronics, Inc. *	5,712,000
165,000	Avnet, Inc. *	5,050,650
431,910	Deluxe Corp.	13,924,779
41,000	Equifax, Inc.	2,218,920
326,000	Intel Corp.	6,725,380
77,500	International Business Machines Corp.	14,845,125
193,000	Intersections, Inc.	1,829,640
240,500	Kulicke & Soffa Industries, Inc. *	2,883,595
62,000	Lexmark International, Inc., Class A	1,437,780
17,000	Lockheed Martin Corp.	1,568,930
18,300	Microsoft Corp.	489,159
85,740	Northrop Grumman Corp.	5,794,309
25,000	Photronics, Inc. *	149,000
130,400	SYNNEX Corp.*	4,483,152
293,840	Triumph Group, Inc.	19,187,752
268,200	Western Digital Corp.	11,395,818

		99,174,989

	Utilities-4.1%
144,500	American Electric Power Co., Inc.	6,167,260
320,500	AT&T, Inc.	10,804,055
464,000	BCE, Inc.	19,924,160
100,000	Cleco Corp.	4,001,000
112,840	DTE Energy Co.	6,776,042
112,000	El Paso Electric Co.	3,573,920
60,000	Exelon Corp.	1,784,400
31,200	NorthWestern Corp.	1,083,576
10,000	OGE Energy Corp.	563,100
49,100	PG&E Corp.	1,972,838
193,000	PNM Resources, Inc.	3,958,430
255,000	Portland General Electric Co.	6,976,800

See Notes to Financial Statements.
10	www.jamesfunds.com

James Balanced: Golden Rainbow Fund	Schedule of Investments
December 31, 2012 (Unaudited)

Shares or Principal Amount		Value
	Utilities (continued)
67,000	TELUS Corp.	$4,364,380

		71,949,961

TOTAL COMMON STOCKS (Cost $777,422,165)		936,181,321

CLOSED-END FUNDS-0.1%
140,000	Eaton Vance Risk-Managed Diversified Equity Income Fund	1,460,200
11,500	Nuveen Ohio Quality Income Municipal Fund, Inc.	219,075
50,000	Nuveen Premium Income Municipal Fund 2	760,000

TOTAL CLOSED-END FUNDS (Cost $2,276,870)		2,439,275

EXCHANGE TRADED FUNDS-1.6%
50,000	iShares® Cohen & Steers Realty Majors Index Fund	3,927,000
55,000	iShares® MSCI Canada Index Fund	1,562,000
15,000	iShares® MSCI Germany Index Fund	370,800
70,000	iShares® MSCI Indonesia Investable Market Index Fund	2,118,200
32,900	iShares® MSCI New Zealand Investable Market Index Fund	1,137,682
30,000	iShares® MSCI Philippines Investable Market Index Fund	1,036,500
64,540	iShares® MSCI Poland Investable Market Index Fund	1,911,675
338,000	iShares® MSCI Singapore Index Fund	4,627,220
12,000	iShares® MSCI South Korea Index Fund	760,320
70,000	iShares® MSCI Switzerland Index Fund	1,876,000
10,000	iShares® S&P® National Municipal Bond Fund	1,106,400
5,000	iShares® Silver Trust Index Fund*	146,750
122,900	SPDR® Nuveen Barclays Capital Short Term Municipal Bond ETF	2,987,699
146,450	SPDR® S&P® Homebuilders ETF	3,895,570

TOTAL EXCHANGE TRADED FUNDS (Cost $25,996,229)		27,463,816

PREFERRED STOCKS-0.0%(a)
	Financial-0.0%(a)
8,000	General Electric Capital Corp., 6.000%(b)	208,800

TOTAL PREFERRED STOCKS (Cost $197,406)		208,800

CORPORATE BONDS-11.0%
	Basic Materials-0.7%
$5,000,000	BHP Billiton Finance USA, Ltd., 1.000%, 2/24/15	5,036,725
5,000,000	E.I. du Pont de Nemours & Co., 2.750%, 4/1/16	5,276,305
1,500,000	E.I. du Pont de Nemours & Co., 5.750%, 3/15/19	1,825,435

		12,138,465

	Communications-0.3%
5,000,000	BellSouth Corp., 5.200%, 9/15/14	5,370,580

	Consumer, Cyclical-0.8%
5,000,000	eBay, Inc., 2.600%, 7/15/22	5,045,395
5,000,000	The Home Depot, Inc., 5.950%, 4/1/41	6,731,335
785,000	McDonald’s Corp., 5.700%, 2/1/39	1,022,177

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2012	11

Schedule of Investments	James Balanced: Golden Rainbow Fund
December 31, 2012 (Unaudited)

Shares or Principal Amount		Value
	Consumer, Cyclical (continued)
$2,000,000	Wal-Mart Stores, Inc., 5.250%, 9/1/35	$2,423,082

		15,221,989

	Consumer, Non-cyclical-1.5%
5,000,000	Colgate-Palmolive Co., 3.150%, 8/5/15	5,333,165
3,000,000	The Hershey Co., 4.125%, 12/1/20	3,431,226
5,475,000	Johnson & Johnson, 4.500%, 9/1/40	6,383,160
5,000,000	PepsiCo, Inc., 0.800%, 8/25/14	5,026,090
5,465,000	Wyeth LLC, 5.500%, 2/15/16	6,240,566

		26,414,207

	Energy-1.6%
5,000,000	Apache Corp., 3.250%, 4/15/22	5,293,215
5,000,000	BP Capital Markets PLC, 3.245%, 5/6/22	5,261,590
5,000,000	Occidental Petroleum Corp., 1.750%, 2/15/17	5,125,550
5,050,000	Shell International Finance BV, 2.375%, 8/21/22	5,067,544
5,000,000	Shell International Finance BV, 6.375%, 12/15/38	7,005,230

		27,753,129

	Financial-2.8%
5,000,000	Aflac, Inc., 2.650%, 2/15/17	5,254,465
5,000,000	Bank of America Corp., 5.100%, 4/27/16(c)	4,906,000
5,000,000	Berkshire Hathaway, Inc., 3.750%, 8/15/21	5,502,055
5,000,000	Citigroup, Inc., 4.450%, 1/10/17	5,537,355
4,000,000	General Electric Capital Corp., 0.811%, 2/6/14(d)	4,005,504
2,000,000	General Electric Capital Corp., 6.875%, 1/10/39	2,711,386
5,000,000	Morgan Stanley & Co., 3.450%, 11/2/15	5,209,125
5,000,000	Morgan Stanley & Co., 4.750%, 3/22/17	5,453,125
5,000,000	National City Corp., 4.900%, 1/15/15	5,391,090
5,000,000	UBS AG, 5.875%, 12/20/17	5,949,205

		49,919,310

	Industrial-0.5%
1,000,000	Caterpillar, Inc., 7.900%, 12/15/18	1,355,919
1,000,000	Caterpillar, Inc., 8.250%, 12/15/38	1,690,997
5,000,000	United Technologies Corp., 3.100%, 6/1/22	5,288,880

		8,335,796

	Technology-2.2%
8,000,000	Google, Inc., 3.625%, 5/19/21	8,893,624
5,000,000	Hewlett-Packard Co., 3.750%, 12/1/20	4,839,910
5,000,000	Intel Corp., 3.300%, 10/1/21	5,296,165
3,000,000	International Business Machines Corp., 1.950%, 7/22/16	3,116,955
7,000,000	International Business Machines Corp., 1.875%, 8/1/22	6,727,952
3,700,000	Microsoft Corp., 5.200%, 6/1/39	4,514,285
5,000,000	Oracle Corp., 2.500%, 10/15/22	5,038,945

		38,427,836

	Utilities-0.6%
5,000,000	Florida Power Corp., 5.800%, 9/15/17	5,978,590
4,600,000	San Diego Gas & Electric Co., 3.000%, 8/15/21	4,865,093

		10,843,683

TOTAL CORPORATE BONDS (Cost $187,614,216)		194,424,995

See Notes to Financial Statements.
12	www.jamesfunds.com

James Balanced: Golden Rainbow Fund	Schedule of Investments
December 31, 2012 (Unaudited)

Shares or Principal Amount		Value
MORTGAGE BACKED SECURITIES-1.5%
	Federal National Mortgage Association-1.0%
$4,025,652	3.000%, 3/1/27, Pool #AB4726	$4,254,736
4,610,335	3.000%, 4/1/27, Pool #AB4927	4,908,712
7,627,189	4.500%, 9/1/40, Pool #MA0547	8,074,829

		17,238,277

	Government National Mortgage Association-0.5%
8,003,640	4.000%, 12/20/40, Pool #4882	8,782,178

TOTAL MORTGAGE BACKED SECURITIES (Cost $25,025,318)		26,020,455

U.S. GOVERNMENT AGENCIES-3.0%
	Federal Farm Credit Bank-0.8%
15,000,000	0.390%, 6/12/14	15,000,345

	Federal Government Loan Mortgage Corporation-0.3%
4,483,725	3.500%, 5/1/42	4,781,485

	Federal Home Loan Bank-1.1%
5,000,000	1.600%, 10/22/20	4,994,960
5,000,000	1.250%, 7/25/22 (c)	5,003,555
10,000,000	2.430%, 10/11/22	10,005,780

		20,004,295

	Federal Home Loan Mortgage Corporation-0.5%
7,819,025	3.000%, 11/1/26	8,222,518

	United States Department of Housing and Urban Development-0.3%
5,000,000	2.050%, 8/1/19	5,263,110

TOTAL U.S. GOVERNMENT AGENCIES (Cost $52,699,896)		53,271,753

U.S. TREASURY BONDS & NOTES-21.5%
	U.S. Treasury Bonds-0.7%
10,000,000	3.500%, 2/15/39	11,264,060

	U.S. Treasury Inflation Indexed Notes-4.0%
15,749,525	2.500%, 7/15/16	18,094,724
29,260,505	1.625%, 1/15/18	33,921,616
16,048,062	1.375%, 1/15/20	19,014,450

		71,030,790

	U.S. Treasury Notes-16.8%
34,300,000	3.875%, 2/15/13	34,454,075
40,000,000	2.625%, 12/31/14	41,887,520
20,000,000	2.000%, 1/31/16	20,987,500
35,000,000	1.000%, 9/30/16	35,656,250
58,000,000	4.625%, 2/15/17	67,588,096
70,000,000	2.750%, 2/15/19	77,459,340
15,000,000	3.500%, 5/15/20	17,403,510

		295,436,291

TOTAL U.S. TREASURY BONDS & NOTES (Cost $352,539,018)		377,731,141

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2012	13

Schedule of Investments	James Balanced: Golden Rainbow Fund
December 31, 2012 (Unaudited)

Shares or Principal Amount		Value
FOREIGN BONDS-3.0%
	Australia Government-0.7%
AUD 10,000,000	5.250%, 3/15/19	$11,737,022

	Canada Government-0.6%
CAD 5,000,000	3.750%, 6/1/19	5,698,603
CAD 5,000,000	3.500%, 6/1/20	5,679,300

		11,377,903

	International Bank for Reconstruction and Development-0.3%
TRY 8,000,000	9.000%, 1/25/13	4,490,709

	Netherlands Government-0.3%
EUR 3,000,000	4.000%, 7/15/19	4,731,672

	Norway Government-0.2%
NOK 21,000,000	4.500%, 5/22/19	4,405,607

	Queensland Treasury Corp.-0.3%
AUD 5,000,000	6.000%, 10/14/15	5,601,857

	Sweden Government-0.6%
SEK 52,000,000	5.000%, 12/1/20	10,130,675

TOTAL FOREIGN BONDS (Cost $46,059,355)		52,475,445

MUNICIPAL BONDS-3.0%
	California-0.0%(a)
$ 1,000,000	Citrus Community College District General Obligation Unlimited Bonds, Series B,4.750%, 6/1/31	1,116,810

	Colorado-0.1%
1,000,000	Adams County School District No. 14 General Obligation Unlimited Bonds, 5.000%, 12/1/26	1,129,520

	Connecticut-0.4%
5,350,000	State of Connecticut, Series B, 5.000%, 11/1/25	6,502,390

	Florida-0.1%
1,000,000	Florida State Board of Education Capital Outlay General Obligation Bonds, Series D, 5.000%, 6/1/38	1,155,890

	Georgia-0.2%
3,000,000	State of Georgia General Obligation Unlimited Bonds, Series B, 4.500%, 1/1/29	3,489,600

	Illinois-0.1%
500,000	Kane & DeKalb Counties Community Unit School District No. 302 Kaneland General Obligation Unlimited Bonds (School Building), 5.500%, 2/1/28	550,515
1,000,000	Village of Bolingbrook General Obligation Unlimited Bonds, 5.000%, 1/1/37	1,079,080

		1,629,595

	Massachusetts-0.1%
1,000,000	Commonwealth of Massachusetts General Obligation Limited Bonds, Series C, 5.250%, 8/1/22	1,183,190

See Notes to Financial Statements.
14	www.jamesfunds.com

James Balanced: Golden Rainbow Fund	Schedule of Investments
December 31, 2012 (Unaudited)

Shares or Principal Amount		Value
	Michigan-0.0%(a)
$1,000,000	Marysville Public School District General Obligation Unlimited Bonds (School Building & Site), 5.000%, 5/1/32	$1,075,470

	Ohio-0.8%
4,620,000	Columbus City School District Taxable Facilities & Improvement Build America Bonds, Series B, 6.150%, 12/1/33	5,069,249
1,100,000	Miamisburg City School District General Obligation Unlimited Bonds (School Facilities Construction & Improvement), 5.000%, 12/1/33	1,272,392
500,000	Mount Healthy City School District General Obligation Unlimited Bonds (School Improvement), 5.000%, 12/1/26	565,015
1,000,000	Ohio State University General Recipients Revenue Bonds, 4.910%, 6/1/40	1,181,260
1,000,000	Ohio State University General Recipients Revenue Bonds, Series A, 5.000%, 12/1/28	1,179,200
500,000	Springboro Community City School District General Obligation Unlimited Bonds, 5.250%, 12/1/23	632,740
1,000,000	State of Ohio General Obligation Unlimited Bonds, Series A, 5.375%, 9/1/28	1,195,480
2,000,000	State of Ohio General Obligation Unlimited Bonds, Series B, 5.000%, 2/1/22	2,101,020
1,000,000	Wright State University Revenue Bonds, 4.000%, 5/1/18	1,117,680

		14,314,036

	Texas-0.6%
1,000,000	Friendswood Independent School District General Obligation Unlimited Bonds (Schoolhouse), 5.000%, 2/15/37	1,139,900
1,000,000	Judson Independent School District General Obligation Unlimited Bonds (School Building), 5.000%, 2/1/37	1,118,910
500,000	Lamar Consolidated Independent School District General Obligation Unlimited Bonds (Schoolhouse), 5.000%, 2/15/38	563,795
5,335,000	Port of Houston Authority General Obligation Unlimited Bonds, Series D-1, 5.000%, 10/1/35	6,272,413
1,000,000	Tyler Independent School District General Obligation Unlimited Bonds (School Building), 5.000%, 2/15/34	1,107,130

		10,202,148

	Washington-0.3%
5,000,000	State of Washington General Obligation Unlimited Bonds, Series D, 4.000%, 2/1/37	5,280,500

	Wisconsin-0.3%
5,000,000	State of Wisconsin General Obligation Unlimited Bonds, Series C, 5.000%, 5/1/25	6,076,500

TOTAL MUNICIPAL BONDS (Cost $49,455,330)		53,155,649

SHORT TERM INVESTMENTS-2.5%
43,292,718	First American Government Obligations Fund, 7-Day Yield 0.016%	43,292,718

TOTAL SHORT TERM INVESTMENTS (Cost $43,292,718)		43,292,718

TOTAL INVESTMENT SECURITIES-100.4% (Cost $1,562,578,521)		1,766,665,368
OTHER LIABILITIES IN EXCESS OF ASSETS-(0.4)%		(6,467,016)

NET ASSETS-100.0%		$1,760,198,352

Percentages shown are based on Net Assets. The classifications shown on the Schedule of Investments are unaudited.

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2012	15

Schedule of Investments	James Balanced: Golden Rainbow Fund
December 31, 2012 (Unaudited)

*	Non-income producing security.
(a)	Less than 0.05% of Net Assets
(b)	Fair valued security.
(c)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at December 31, 2012.
(d)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2012.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by the shareholders

AUD - Australian Dollar

BV - Besloten Vennootschap is the Dutch term for private limited liability company

CAD - Canadian Dollar

ETF - Exchange Traded Fund

EUR - Euro

LLC - Limited Liability Company

LP - Limited Partnership

Ltd. - Limited

MSCI - Morgan Stanley Capital International

NOK - Norwegian Krone

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation

PLC - Public Limited Company

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

SEK - Swedish Krona

SPDR - Standard & Poor’s Depositary Receipts

Foreign Bonds Securities Allocation
% of Net Assets
Asia - Pacific	1.0%
Europe	0.8%
Europe - Euro	0.6%
North America	0.6%

3.0%

See Notes to Financial Statements.
16	www.jamesfunds.com

James Small Cap Fund	Schedule of Investments
December 31, 2012 (Unaudited)

Shares		Value
COMMON STOCKS-96.0%
	Basic Materials-5.2%
23,920	A Schulman, Inc.	$692,006
33,965	Aceto Corp.	341,009
23,375	Innophos Holdings, Inc.	1,086,937
68,855	Innospec, Inc.	2,374,809
54,906	Material Sciences Corp.*	495,801
22,194	Neenah Paper, Inc.	631,863
63,720	PH Glatfelter Co.	1,113,826

		6,736,251

	Consumer, Cyclical-14.6%
50,250	1-800-Flowers.com, Inc., Class A*	184,417
113,370	The Cato Corp., Class A	3,109,739
26,500	Destination Maternity Corp.	571,340
73,510	Dorman Products, Inc.	2,597,843
13,520	Flexsteel Industries, Inc.	290,004
40,720	Fred’s, Inc., Class A	541,983
8,740	Kona Grill, Inc.*	75,776
390,045	LeapFrog Enterprises, Inc.*	3,366,088
58,145	Luby’s, Inc.*	388,990
247,650	Myers Industries, Inc.	3,751,898
37,830	PC Connection, Inc.	435,045
30,245	Rocky Brands, Inc.*	393,790
176,725	Sinclair Broadcast Group, Inc., Class A	2,230,270
13,530	Susser Holdings Corp.*	466,650
39,825	Town Sports International Holdings, Inc.	424,136

		18,827,969

	Consumer, Non-cyclical-9.2%
12,765	Alico, Inc.	467,582
49,340	Carriage Services, Inc.	585,666
44,280	Elizabeth Arden, Inc.*	1,993,043
109,195	LifePoint Hospitals, Inc.*	4,122,111
9,195	Nature’s Sunshine Products, Inc.	133,144
22,050	Pozen, Inc.*	110,470
64,235	Sciclone Pharmaceuticals, Inc.*	276,853
98,100	The Toro Co.	4,216,338

		11,905,207

	Energy-9.7%
11,220	Adams Resources & Energy, Inc.	393,485
113,960	Delek US Holdings, Inc.	2,885,467
143,225	EPL Oil & Gas, Inc.*	3,229,724
18,275	Mitcham Industries, Inc.*	249,088
84,390	Sunoco Logistics Partners LP	4,196,715
51,273	TGC Industries, Inc.	419,926
30,940	Transmontaigne Partners LP	1,174,792

		12,549,197

	Financial-15.4%
7,040	Allied World Assurance Co. Holdings AG	554,752
2,438	Altisource Asset Management Corp.*	199,875
24,375	Altisource Portfolio Solutions SA*	2,112,216
8,125	Altisource Residential Corp., Class B*	128,700

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2012	17

Schedule of Investments	James Small Cap Fund
December 31, 2012 (Unaudited)

Shares		Value
	Financial (continued)
124,660	American Financial Group, Inc.	$4,926,563
8,600	BofI Holding, Inc.*	239,682
27,270	Coinstar, Inc.*	1,418,313
17,235	ePlus, Inc.	712,495
14,540	Federal Agricultural Mortgage Corp., Class C	472,550
10,753	Homeowners Choice, Inc.	223,555
39,090	MainSource Financial Group, Inc.	495,270
32,360	National Financial Partners Corp.*	554,650
16,305	Nicholas Financial, Inc.	202,182
24,960	Peoples Bancorp, Inc.	509,933
133,645	Rent-A-Center, Inc.	4,592,042
43,475	Southside Bancshares, Inc.	915,584
20,920	World Acceptance Corp.*	1,559,795

		19,818,157

	Industrial-13.8%
81,145	Alamo Group, Inc.	2,648,573
28,410	Amerco, Inc.	3,602,672
25,975	Ballantyne Strong, Inc.*	85,717
34,380	Celadon Group, Inc.*	621,247
24,925	Franklin Electric Co., Inc.	1,549,587
15,785	Park-Ohio Holdings Corp.*	336,378
12,485	Standex International Corp.	640,356
42,407	StealthGas, Inc.*	336,287
166,247	Sturm Ruger & Co., Inc.	7,547,614
19,264	UFP Technologies, Inc.*	345,211

		17,713,642

	Technology-12.7%
12,000	Aware, Inc.	65,760
31,225	BioDelivery Sciences International, Inc.*	134,580
34,452	CalAmp Corp.*	286,641
142,525	Deluxe Corp.	4,595,006
95,190	Kulicke & Soffa Industries, Inc.*	1,141,328
88,731	Lionbridge Technologies, Inc.*	356,699
197,345	Mentor Graphics Corp.*	3,358,812
27,450	Online Resources Corp.*	62,311
13,850	Rudolph Technologies, Inc.*	186,282
24,650	SMTC Corp.*	59,406
10,970	Tessco Technologies, Inc.	242,876
87,150	Triumph Group, Inc.	5,690,895
10,250	Zygo Corp.*	160,925

		16,341,521

	Utilities-15.4%
40,800	Cbeyond, Inc.*	368,832
115,550	Cleco Corp.	4,623,156
143,445	El Paso Electric Co.	4,577,330
56,140	The Laclede Group, Inc.	2,167,565
65,995	NorthWestern Corp.	2,292,006
93,120	PNM Resources, Inc.	1,909,891
130,635	Portland General Electric Co.	3,574,174
8,894	Shenandoah Telecommunications Co.	136,167

See Notes to Financial Statements.
18	www.jamesfunds.com

James Small Cap Fund	Schedule of Investments
December 31, 2012 (Unaudited)

Shares		Value
	Utilities (continued)
81,850	Vonage Holdings Corp.*	$193,985

		19,843,106

TOTAL COMMON STOCKS (Cost $98,402,016)		123,735,050

SHORT TERM INVESTMENTS-5.7%
7,279,345	First American Government Obligations Fund, 7-Day Yield 0.016%	7,279,345

TOTAL SHORT TERM INVESTMENTS (Cost $7,279,345)		7,279,345

TOTAL INVESTMENT SECURITIES-101.7% (Cost $105,681,361)		131,014,395
OTHER LIABILITIES IN EXCESS OF ASSETS-(1.7)%		(2,195,876)

NET ASSETS-100.0%		$128,818,519

Percentages shown are based on Net Assets. The classifications shown on the Schedule of Investments are unaudited.

*	Non-income producing security.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by the shareholders

LP - Limited Partnership

SA - Generally designates corporations in various countries, mostly those employing the civil law

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2012	19

Schedule of Investments	James Mid Cap Fund
December 31, 2012 (Unaudited)

Shares		Value
COMMON STOCKS-93.5%
	Basic Materials-11.0%
7,500	Buckeye Technologies, Inc.	$215,325
2,500	Cabot Corp.	99,475
4,125	Domtar Corp.	344,520
5,150	FMC Corp.	301,378
1,000	NewMarket Corp.	262,200
15,500	PolyOne Corp.	316,510

		1,539,408

	Consumer, Cyclical-11.6%
8,250	Alaska Air Group, Inc.*	355,492
3,000	Dillard’s, Inc., Class A	251,310
12,000	Dollar Tree, Inc.*	486,720
6,500	Foot Locker, Inc.	208,780
15,000	KB Home	237,000
10,000	RR Donnelley & Sons Co.	90,000

		1,629,302

	Consumer, Non-cyclical-14.3%
4,125	Ingredion, Inc.	265,774
10,325	LifePoint Hospitals, Inc.*	389,769
10,000	Newell Rubbermaid, Inc.	222,700
75	Seaboard Corp.	189,741
6,400	The Toro Co.	275,072
7,225	Tupperware Brands Corp.	463,122
10,325	Tyson Foods, Inc., Class A	200,305

		2,006,483

	Energy-9.6%
2,600	Diamond Offshore Drilling, Inc.	176,696
8,250	HollyFrontier Corp.	384,038
10,000	Stone Energy Corp.*	205,200
9,300	Tesoro Corp.	409,665
4,125	World Fuel Services Corp.	169,826

		1,345,425

	Financial-14.8%
8,775	American Financial Group, Inc.	346,788
8,000	Aspen Insurance Holdings, Ltd.	256,640
12,900	Brookfield Office Properties, Inc.	219,429
4,125	Home Properties, Inc., REIT	252,904
11,350	Nelnet, Inc., Class A	338,116
6,825	Protective Life Corp.	195,059
13,425	Rent-A-Center, Inc.	461,283

		2,070,219

	Industrial-13.6%
7,225	AGCO Corp.*	354,892
3,000	Amerco, Inc.	380,430
7,750	Jarden Corp.	400,675
6,700	Timken Co.	320,461
8,250	TRW Automotive Holdings Corp.*	442,282

		1,898,740

See Notes to Financial Statements.
20	www.jamesfunds.com

James Mid Cap Fund	Schedule of Investments
December 31, 2012 (Unaudited)

Shares		Value
	Technology-10.3%
34,525	Amkor Technology, Inc.*	$146,731
7,750	Arrow Electronics, Inc.*	295,120
3,500	Cirrus Logic, Inc.*	101,395
13,950	Deluxe Corp.	449,748
25,500	LSI Corp.*	180,540
4,125	Triumph Group, Inc.	269,363

		1,442,897

	Utilities-8.3%
15,550	CMS Energy Corp.	379,109
4,975	DTE Energy Co.	298,749
6,000	NorthWestern Corp.	208,380
8,000	Portland General Electric Co.	218,880
25,825	Vonage Holdings Corp.*	61,205

		1,166,323

TOTAL COMMON STOCKS (Cost $10,248,645)		13,098,797

EXCHANGE TRADED FUNDS-1.8%
3,100	iShares® Cohen & Steers Realty Majors Index Fund	243,474

TOTAL EXCHANGE TRADED FUNDS (Cost $217,509)		243,474

SHORT TERM INVESTMENTS-4.7%
665,043	First American Government Obligations Fund, 7-Day Yield 0.016%	665,043

TOTAL SHORT TERM INVESTMENTS (Cost $665,043)		665,043

TOTAL INVESTMENT SECURITIES-100.0% (Cost $11,131,197)		14,007,314
OTHER LIABILITIES IN EXCESS OF ASSETS-0.0%(a)		(1,292)

NET ASSETS-100.0%		$14,006,022

Percentages shown are based on Net Assets. The classifications shown on the Schedule of Investments are unaudited.

*	Non-income producing security.
(a)	Less than 0.05% of Net Assets

REIT - Real Estate Investment Trust

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2012	21

Schedule of Investments	James Micro Cap Fund
December 31, 2012 (Unaudited)

Shares		Value
COMMON STOCKS-92.4%
	Basic Materials-9.7%
26,220	Aceto Corp.	$263,249
34,277	Material Sciences Corp.*	309,521
15,085	Neenah Paper, Inc.	429,470

		1,002,240

	Consumer, Cyclical-17.4%
31,340	1-800-Flowers.com, Inc., Class A*	115,018
8,425	Flexsteel Industries, Inc.	180,716
11,880	Kona Grill, Inc.*	103,000
39,520	Luby’s, Inc.*	264,389
25,715	PC Connection, Inc.	295,722
18,853	Rocky Brands, Inc.*	245,466
9,202	Susser Holdings Corp.*	317,377
27,060	Town Sports International Holdings, Inc.	288,189

		1,809,877

	Consumer, Non-cyclical-10.0%
8,680	Alico, Inc.	317,948
30,781	Carriage Services, Inc.	365,370
5,760	Nature’s Sunshine Products, Inc.	83,405
19,200	Pozen, Inc.*	96,192
40,060	Sciclone Pharmaceuticals, Inc.*	172,659

		1,035,574

	Energy-5.7%
7,620	Adams Resources & Energy, Inc.	267,234
2,757	Mitcham Industries, Inc.*	37,578
34,849	TGC Industries, Inc.	285,413

		590,225

	Financial-21.5%
7,580	BofI Holding, Inc.*	211,254
16,490	ePlus, Inc.	681,697
9,880	Federal Agricultural Mortgage Corp., Class C	321,100
10,128	Homeowners Choice, Inc.	210,561
26,560	MainSource Financial Group, Inc.	336,515
10,202	Nicholas Financial, Inc.	126,505
16,960	Peoples Bancorp, Inc.	346,493

		2,234,125

	Industrial-13.0%
16,200	Ballantyne Strong, Inc.*	53,460
9,860	Park-Ohio Holdings Corp.*	210,116
8,485	Standex International Corp.	435,196
31,598	StealthGas, Inc.*	250,572
4,130	Sturm Ruger & Co., Inc.	187,502
12,004	UFP Technologies, Inc.*	215,112

		1,351,958

	Technology-10.7%
7,900	Aware, Inc.	43,292
26,175	BioDelivery Sciences International, Inc.*	112,814

See Notes to Financial Statements.
22	www.jamesfunds.com

James Micro Cap Fund	Schedule of Investments
December 31, 2012 (Unaudited)

Shares		Value
	Technology (continued)
26,592	CalAmp Corp.*	$221,245
58,701	Lionbridge Technologies, Inc.*	235,978
18,075	Online Resources Corp.*	41,030
11,400	Rudolph Technologies, Inc.*	153,330
16,250	SMTC Corp.*	39,163
7,245	Tessco Technologies, Inc.	160,404
6,775	Zygo Corp.*	106,368

		1,113,624

	Utilities-4.4%
26,875	Cbeyond, Inc.*	242,950
6,050	Shenandoah Telecommunications Co.	92,625
51,040	Vonage Holdings Corp.*	120,965

		456,540

TOTAL COMMON STOCKS (Cost $8,049,925)		9,594,163

SHORT TERM INVESTMENTS-7.4%
773,773	First American Government Obligations Fund, 7-Day Yield 0.016%	773,773

TOTAL SHORT TERM INVESTMENTS (Cost $773,773)		773,773

TOTAL INVESTMENT SECURITIES-99.8% (Cost $8,823,698)		10,367,936
OTHER ASSETS IN EXCESS OF LIABILITIES-0.2%		21,892

NET ASSETS-100.0%		$10,389,828

Percentages shown are based on Net Assets. The classifications shown on the Schedule of Investments are unaudited.

*	Non-income producing security.

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2012	23

Schedule of Investments	James Long-Short Fund
December 31, 2012 (Unaudited)

Shares		Value
COMMON STOCKS-96.2%
	Basic Materials-7.2%
10,690	Aceto Corp.	$107,327
12,560	Buckeye Technologies, Inc.	360,598
500	CF Industries Holdings, Inc.	101,580
465	Terra Nitrogen Co. LP	99,552

		669,057

	Consumer, Cyclical-13.4%
3,380	Alaska Air Group, Inc.*	145,644
3,510	Dillard’s, Inc., Class A	294,033
5,380	KB Home	85,004
10,070	LeapFrog Enterprises, Inc.*	86,904
16,975	Sinclair Broadcast Group, Inc., Class A	214,224
1,775	Target Corp.	105,027
2,500	Viacom, Inc., Class A	135,675
2,635	Wal-Mart Stores, Inc.	179,786

		1,246,297

	Consumer, Non-cyclical-15.5%
6,585	Eli Lilly & Co.	324,772
2,340	Merck & Co., Inc.	95,800
12,945	Pfizer, Inc.	324,661
6,450	The Toro Co.	277,221
6,260	UnitedHealth Group, Inc.	339,542
2,450	USANA Health Sciences, Inc.*	80,678

		1,442,674

	Energy-14.1%
970	Apache Corp.	76,145
2,445	Chevron Corp.	264,403
19,355	Flotek Industries, Inc.*	236,131
6,955	HollyFrontier Corp.	323,755
19,780	Parker Drilling Co.*	90,988
7,225	Tesoro Corp.	318,261

		1,309,683

	Financial-13.3%
3,220	Brookfield Office Properties, Inc.	54,772
1,365	Capital One Financial Corp.	79,074
3,490	CBL & Associates Properties, Inc., REIT	74,023
18,350	Fifth Third Bancorp	278,737
2,530	JPMorgan Chase & Co.	111,244
13,670	KeyCorp	115,101
3,820	PNC Financial Services Group, Inc.	222,744
6,365	Protective Life Corp.	181,912
5,776	Southside Bancshares, Inc.	121,643

		1,239,250

	Industrial-11.0%
2,500	AGCO Corp.*	122,800
1,230	Amerco, Inc.	155,976
2,835	Cascade Corp.	182,290
750	NACCO Industries, Inc., Class A	45,518
7,595	Sturm Ruger & Co., Inc.	344,813

See Notes to Financial Statements.
24	www.jamesfunds.com

James Long-Short Fund	Schedule of Investments
December 31, 2012 (Unaudited)

Shares		Value
	Industrial (continued)
1,485	Timken Co.	$71,028
2,000	TRW Automotive Holdings Corp.*	107,220

		1,029,645

	Technology-12.0%
8,175	Deluxe Corp.	263,562
14,595	Kulicke & Soffa Industries, Inc.*	174,994
1,585	Lockheed Martin Corp.	146,280
810	Northrop Grumman Corp.	54,740
7,005	Symantec Corp.*	131,764
3,185	Triumph Group, Inc.	207,980
3,240	Western Digital Corp.	137,668

		1,116,988

	Utilities-9.7%
5,075	AT&T, Inc.	171,078
2,125	DTE Energy Co.	127,607
6,365	PNM Resources, Inc.	130,546
11,400	Portland General Electric Co.	311,904
67,165	Vonage Holdings Corp.*	159,181

		900,316

TOTAL COMMON STOCKS (Cost $7,927,543)		8,953,910

EXCHANGE TRADED FUNDS-1.1%
3,940	SPDR® S&P® Homebuilders ETF	104,804

TOTAL EXCHANGE TRADED FUNDS (Cost $103,699)		104,804

SHORT TERM INVESTMENTS-8.0%
744,376	First American Government Obligations Fund, 7-Day Yield 0.016%	744,376

TOTAL SHORT TERM INVESTMENTS (Cost $744,376)		744,376

TOTAL INVESTMENT SECURITIES-105.3% (Cost $8,775,618)		9,803,090
OTHER LIABILITIES IN EXCESS OF ASSETS-(5.3)%		(492,626)

NET ASSETS-100.0%		$9,310,464

Percentages shown are based on Net Assets. The classifications shown on the Schedule of Investments are unaudited.

*	Non-income producing security.

ETF - Exchange Traded Fund

LP - Limited Partnership

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipts

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2012	25

Statements of Assets and Liabilities	James Advantage Funds
December 31, 2012 (Unaudited)

	James Balanced: Golden Rainbow Fund	James Small Cap Fund	James Mid Cap Fund	James Micro Cap Fund	James Long-Short Fund

ASSETS:

Investment securities:
At cost	$1,562,578,521	$105,681,361	$11,131,197	$8,823,698	$8,775,618

At value	$1,766,665,368	$131,014,395	$14,007,314	$10,367,936	$9,803,090
Cash	209,076	27,719	1,535	17,343	351
Dividends and interest receivable	7,661,067	88,317	12,626	703	8,329
Receivable for capital shares sold	2,314,448	1,315,219	1,922	16,667	–
Other assets	75,230	–	–	–	–

Total Assets	1,776,925,189	132,445,650	14,023,397	10,402,649	9,811,770

LIABILITIES:

Payable due for segregated cash with brokers	–	–	–	–	485,353
Payable for interest expense	–	–	–	–	4,294
Payable for capital shares redeemed	2,216,528	260,582	–	20	–
Payable for securities purchased	12,941,115	3,204,627	–	–	–
Accrued expenses:
Management fees	1,023,401	134,364	14,460	12,794	9,701
12b-1 distribution and service fees	286,868	26,978	2,902	–	1,949
Trustees’ fees	1,491	580	13	7	9
Other payables	257,434	–	–	–	–

Total Liabilities	16,726,837	3,627,131	17,375	12,821	501,306

Net Assets	$1,760,198,352	$128,818,519	$14,006,022	$10,389,828	$9,310,464

NET ASSETS CONSIST OF:

Paid-in capital	$1,543,100,966	$147,562,897	$11,290,358	$9,782,689	$9,258,696
Accumulated net investment income/(loss)	958,024	(12,770)	46,102	40,640	98
Accumulated net realized gain/(loss) on investments, securities sold short and translation of assets and liabilities denominated in foreign currency	12,041,838	(44,064,642)	(206,555)	(977,739)	(975,802)
Net unrealized appreciation on investments, securities sold short and translation of assets and liabilities denominated in foreign currency	204,097,524	25,333,034	2,876,117	1,544,238	1,027,472

Net Assets	$1,760,198,352	$128,818,519	$14,006,022	$10,389,828	$9,310,464

See Notes to Financial Statements.
26	www.jamesfunds.com

James Advantage Funds	Statements of Assets and Liabilities
December 31, 2012 (Unaudited)

	James Balanced: Golden Rainbow Fund	James Small Cap Fund	James Mid Cap Fund	James Micro Cap Fund	James Long-Short Fund

PRICING OF RETAIL CLASS SHARES(a):

Net assets	$1,361,169,785	$128,818,519	$14,006,022	$10,389,828	$9,310,464
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par)	62,752,005	5,225,672	1,194,426	888,703	899,334

Net assets value, offering price and redemption price per share	$21.69	$24.65	$11.73	$11.69	$10.35

PRICING OF INSTITUTIONAL CLASS SHARES:

Net assets	$399,028,567	N/A	N/A	N/A	N/A
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par)	18,510,703	N/A	N/A	N/A	N/A

Net assets value, offering price and redemption price per share	$21.56	N/A	N/A	N/A	N/A

(a)

James Small Cap Fund, James Mid Cap Fund, James Micro Cap Fund, and James Long-Short Fund do not have a share class and will be presented as Retail Class shares throughout this semi-annual report for financial reporting presentation purposes only.

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2012	27

Statements of Operations	James Advantage Funds
For the Six Months Ended December 31, 2012 (Unaudited)

	James Balanced: Golden Rainbow Fund	James Small Cap Fund	James Mid Cap Fund	James Micro Cap Fund	James Long-Short Fund

INVESTMENT INCOME:

Dividends (Net of withholding taxes of $130,986, $5,478, $542, $3,428 and $678, respectively)	$15,260,117	$2,940,438	$186,585	$240,170	$204,950
Interest	9,772,675	–	–	–	–

Total Investment Income	25,032,792	2,940,438	186,585	240,170	204,950

EXPENSES:

Management fees	5,795,737	811,798	83,094	77,116	57,417
12b-1 distribution and service fees - Retail Class	1,645,815	163,031	16,675	–	11,523
Dividend and interest expense on securities sold short	–	–	–	–	51,324
Administration fee	502,182	–	–	–	–
Interest expense	–	–	–	–	8,793
Custodian fees	67,871	–	–	–	–
Professional fees	83,218	–	–	–	–
Trustee fees	35,237	3,377	283	217	201
Registration fees	87,991	–	–	–	–
Shareholder report printing and mailing	61,632	–	–	–	–
Other expenses	35,498	–	–	–	–

Total Expenses	8,315,181	978,206	100,052	77,333	129,258

Net Investment Income	16,717,611	1,962,232	86,533	162,837	75,692

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:

Net realized gain/(loss) from:
Investments	24,588,009	(502,609)	(5,693)	8,939	34,356
Securities sold short	–	–	–	–	(289,927)
Foreign currency transaction	(497,875)	–	–	–	–
Net change in unrealized appreciation/(depreciation) on investments	44,097,336	5,321,230	1,215,332	(90,232)	477,610
Net change in unrealized appreciation on securities sold short	–	–	–	–	61,910
Net change in unrealized appreciation on foreign currency translation	19,279	–	–	–	–

Net Realized and Unrealized Gain/(Loss) on Investments	68,206,749	4,818,621	1,209,639	(81,293)	283,949

Net Increase in Net Assets Resulting from Operations	$84,924,360	$6,780,853	$1,296,172	$81,544	$359,641

See Notes to Financial Statements.
28	www.jamesfunds.com

James Balanced: Golden Rainbow Fund	Statements of Changes in Net Assets

	For the Six Months Ended December 31, 2012 (Unaudited)	For the Year Ended June 30, 2012

FROM OPERATIONS:

Net investment income	$16,717,611	$17,230,048
Net realized gain/(loss) from investments and foreign currency transactions	24,090,134	(595,416)
Net change in unrealized appreciation on investments and foreign currency translation	44,116,615	36,098,881

Net Increase in net assets resulting from operations	84,924,360	52,733,513

DISTRIBUTIONS TO SHAREHOLDERS:

Retail Class:
From net investment income	(11,722,091)	(12,661,724)
From net realized gain on investments	(9,278,084)	(15,647,688)
Institutional Class:
From net investment income	(4,101,825)	(3,948,993)
From net realized gain on investments	(2,721,986)	(2,791,260)

Decrease in net assets from distributions to shareholders	(27,823,986)	(35,049,665)

CAPITAL SHARE TRANSACTIONS:

Retail Class Shares:
Proceeds from shares sold	204,299,572	604,816,423
Net asset value of shares issued in reinvestment of distributions to shareholders	19,844,643	26,684,112
Payments for shares redeemed	(157,943,626)	(335,396,377)

Net Increase in net assets from Retail Class capital share transactions	66,200,589	296,104,158

Institutional Class Shares:
Proceeds from shares sold	109,539,357	204,374,890
Net asset value of shares issued in reinvestment of distributions to shareholders	3,676,716	3,955,677
Payments for shares redeemed	(30,276,933)	(36,726,831)

Net Increase in net assets from Institutional Class capital share transactions	82,939,140	171,603,736

Total Increase in Net Assets	206,240,103	485,391,742

NET ASSETS:

Beginning of period	1,553,958,249	1,068,566,507

End of period	$1,760,198,352	$1,553,958,249

Accumulated Net Investment Income	$958,024	$64,329

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2012	29

Statements of Changes in Net Assets	James Balanced: Golden Rainbow Fund

	For the Six Months Ended December 31, 2012 (Unaudited)	For the Year Ended June 30, 2012

SUMMARY OF CAPITAL SHARE ACTIVITY:

Retail Class Shares:
Shares sold	9,481,168	29,231,626
Shares issued in reinvestment of distributions to shareholders	918,170	1,304,568
Shares redeemed	(7,330,625)	(16,248,512)

Net Increase in shares outstanding	3,068,713	14,287,682

Shares outstanding, beginning of period	59,683,292	45,395,610

Shares outstanding, end of period	62,752,005	59,683,292

Institutional Class Shares:
Shares sold	5,114,098	9,870,813
Shares issued in reinvestment of distributions to shareholders	171,122	193,157
Shares redeemed	(1,414,585)	(1,774,556)

Net Increase in shares outstanding	3,870,635	8,289,414

Shares outstanding, beginning of period	14,640,068	6,350,654

Shares outstanding, end of period	18,510,703	14,640,068

See Notes to Financial Statements.
30	www.jamesfunds.com

James Small Cap Fund	Statements of Changes in Net Assets

	For the Six Months Ended December 31, 2012 (Unaudited)	For the Year Ended June 30, 2012

FROM OPERATIONS:

Net investment income	$1,962,232	$744,697
Net realized gain/(loss) from investments	(502,609)	4,787,214
Net change in unrealized appreciation/(depreciation) on investments	5,321,230	(2,924,326)

Net Increase in net assets resulting from operations	6,780,853	2,607,585

DISTRIBUTIONS TO SHAREHOLDERS:

Retail Class:
From net investment income	(2,605,548)	(159,992)

Decrease in net assets from distributions to shareholders	(2,605,548)	(159,992)

CAPITAL SHARE TRANSACTIONS:

Retail Class Shares:
Proceeds from shares sold	18,057,432	134,731,715
Net asset value of shares issued in reinvestment of distributions to shareholders	2,207,916	148,116
Payments for shares redeemed	(30,349,174)	(84,105,197)

Net Increase/(Decrease) in net assets from Retail Class capital share transactions	(10,083,826)	50,774,634

Total Increase/(Decrease) in Net Assets	(5,908,521)	53,222,227

NET ASSETS:

Beginning of period	134,727,040	81,504,813

End of period	$128,818,519	$134,727,040

Accumulated Net Investment Income/(Loss)	$(12,770)	$630,546

SUMMARY OF CAPITAL SHARE ACTIVITY:

Retail Class Shares:
Shares sold	741,851	5,809,465
Shares issued in reinvestment of distributions to shareholders	91,615	6,268
Shares redeemed	(1,247,067)	(3,590,131)

Net Increase/(Decrease) in shares outstanding	(413,601)	2,225,602

Shares outstanding, beginning of period	5,639,273	3,413,671

Shares outstanding, end of period	5,225,672	5,639,273

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2012	31

Statements of Changes in Net Assets	James Mid Cap Fund

	For the Six Months Ended December 31, 2012 (Unaudited)	For the Year Ended June 30, 2012

FROM OPERATIONS:

Net investment income	$86,533	$40,374
Net realized gain/(loss) from investments	(5,693)	322,442
Net change in unrealized appreciation/(depreciation) on investments	1,215,332	(1,147,310)

Net Increase/(Decrease) in net assets resulting from operations	1,296,172	(784,494)

DISTRIBUTIONS TO SHAREHOLDERS:

Retail Class:
From net investment income	(39,999)	(106,000)

Decrease in net assets from distributions to shareholders	(39,999)	(106,000)

CAPITAL SHARE TRANSACTIONS:

Retail Class Shares:
Proceeds from shares sold	1,397,633	1,692,640
Net asset value of shares issued in reinvestment of distributions to shareholders	37,264	101,121
Payments for shares redeemed	(1,342,240)	(1,649,016)

Net Increase in net assets from Retail Class capital share transactions	92,657	144,745

Total Increase/(Decrease) in Net Assets	1,348,830	(745,749)

NET ASSETS:

Beginning of period	12,657,192	13,402,941

End of period	$14,006,022	$12,657,192

Accumulated Net Investment Income/(Loss)	$46,102	$(432)

SUMMARY OF CAPITAL SHARE ACTIVITY:

Retail Class Shares:
Shares sold	125,817	156,783
Shares issued in reinvestment of distributions to shareholders	3,238	9,640
Shares redeemed	(118,427)	(160,582)

Net Increase in shares outstanding	10,628	5,841

Shares outstanding, beginning of period	1,183,798	1,177,957

Shares outstanding, end of period	1,194,426	1,183,798

See Notes to Financial Statements.
32	www.jamesfunds.com

James Micro Cap Fund	Statements of Changes in Net Assets

	For the Six Months Ended December 31, 2012 (Unaudited)	For the Year Ended June 30, 2012

FROM OPERATIONS:

Net investment income/(loss)	$162,837	$(12,345)
Net realized gain/(loss) from investments	8,939	(983,050)
Net change in unrealized appreciation/(depreciation) on investments	(90,232)	629,089

Net Increase/(Decrease) in net assets resulting from operations	81,544	(366,306)

DISTRIBUTIONS TO SHAREHOLDERS:

Retail Class:
From net investment income	(120,000)	–
From net realized gain on investments	–	(40,981)

Decrease in net assets from distributions to shareholders	(120,000)	(40,981)

CAPITAL SHARE TRANSACTIONS:

Retail Class Shares:
Proceeds from shares sold	1,565,690	2,542,578
Net asset value of shares issued in reinvestment of distributions to shareholders	111,984	40,846
Payments for shares redeemed, net of redemption fees	(1,422,203)	(1,748,137)

Net Increase in net assets from Retail Class capital share transactions	255,471	835,287

Total Increase in Net Assets	217,015	428,000

NET ASSETS:

Beginning of period	10,172,813	9,744,813

End of period	$10,389,828	$10,172,813

Accumulated Net Investment Income/(Loss)	$40,640	$(2,197)

SUMMARY OF CAPITAL SHARE ACTIVITY:

Retail Class Shares:
Shares sold	133,675	220,196
Shares issued in reinvestment of distributions to shareholders	9,780	3,928
Shares redeemed	(123,601)	(173,160)

Net Increase in shares outstanding	19,854	50,964

Shares outstanding, beginning of period	868,849	817,885

Shares outstanding, end of period	888,703	868,849

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2012	33

Statements of Changes in Net Assets	James Long-Short Fund

	For the Six Months Ended December 31, 2012 (Unaudited)	For the Year Ended June 30, 2012

FROM OPERATIONS:

Net investment income/(loss)	$75,692	$(36,630)
Net realized loss from investments	(255,571)	(711,602)
Net change in unrealized appreciation on investments and securities sold short	539,520	383,024

Net Increase/(Decrease) in net assets resulting from operations	359,641	(365,208)

DISTRIBUTIONS TO SHAREHOLDERS:

Retail Class:
From net investment income	(35,249)	(12,000)

Decrease in net assets from distributions to shareholders	(35,249)	(12,000)

CAPITAL SHARE TRANSACTIONS:

Retail Class Shares:
Proceeds from shares sold	964,575	2,452,796
Net asset value of shares issued in reinvestment of distributions to shareholders	34,844	12,000
Payments for shares redeemed	(1,172,911)	(3,646,342)

Net Decrease in net assets from Retail Class capital share transactions	(173,492)	(1,181,546)

Total Increase/(Decrease) in Net Assets	150,900	(1,558,754)

NET ASSETS:

Beginning of period	9,159,564	10,718,318

End of period	$9,310,464	$9,159,564

Accumulated Net Investment Income/(Loss)	$98	$(40,345)

SUMMARY OF CAPITAL SHARE ACTIVITY:

Retail Class Shares:
Shares sold	95,454	246,899
Shares issued in reinvestment of distributions to shareholders	3,433	1,241
Shares redeemed	(116,641)	(391,935)

Net Decrease in shares outstanding	(17,754)	(143,795)

Shares outstanding, beginning of period	917,088	1,060,883

Shares outstanding, end of period	899,334	917,088

See Notes to Financial Statements.
34	www.jamesfunds.com

James Long-Short Fund	Statement of Cash Flows
For the Six Months Ended December 31, 2012 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$359,641
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided/(used) in operating activities
Purchases of investment securities	(4,093,122)
Proceeds from sale of investment securities	4,651,717
Proceeds from securities sold short transactions	(12,624,556)
Purchases to cover securities sold short	8,112,014
Net purchases from short-term investment securities	(485,585)
Net realized gain on investment securities	(34,356)
Net realized loss on securities sold short	289,927
Net change in unrealized appreciation on investments	(477,610)
Net change in unrealized appreciation on securities sold short	(61,910)
Changes in assets and liabilities:
Decrease in deposit with broker for securities sold short	4,085,139
Decrease in interest and dividends receivable	4,482
Increase in payable for short sale dividends	(6,678)
Increase in payable for interest expense	4,294
Increase in payable due for segregated cash with brokers	485,353
Decrease in accrued expenses: management fees	(51)
Increase in accrued expenses: 12b-1 distribution and service fees	89
Increase in accrued expenses: other payables	9

Net cash provided in operating activities	208,797

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of shares	964,575
Cost of shares redeemed	(1,172,911)
Cash distributions paid	(405)

Net cash used by financing activities	(208,741)

NET CHANGE IN CASH FOR THE PERIOD	56
CASH, BEGINNING OF PERIOD	295

CASH, END OF PERIOD	$351

Non-cash financing activities not included herein consist of reinvestment of distributions of $34,844. Cash paid for interest during the period $4,505.

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2012	35

Financial Highlights	James Balanced: Golden Rainbow Fund – Retail Class
For a share outstanding throughout the periods indicated.

	For the Six Months Ended December 31, 2012 (Unaudited)		For the Year Ended June 30, 2012	For the Year Ended June 30, 2011	For the Year Ended June 30, 2010	For the Year Ended June 30, 2009	For the Year Ended June 30, 2008

Net asset value - beginning of period	$20.93		$20.66	$18.32	$16.69	$18.09	$18.33
Income/(Loss) from investment operations:
Net investment income	0.21		0.25	0.24	0.30	0.28	0.40
Net realized and unrealized gain/(loss)	0.89		0.55	2.50	1.63	(1.40)	0.11

Total from investment operations	1.10		0.80	2.74	1.93	(1.12)	0.51

Less distributions:
From net investment income	(0.19)		(0.23)	(0.24)	(0.30)	(0.28)	(0.40)
From net realized gain on investments	(0.15)		(0.30)	(0.16)	–	(0.00) (a)	(0.35)

Total distributions	(0.34)		(0.53)	(0.40)	(0.30)	(0.28)	(0.75)

Net asset value at end of period	$21.69		$20.93	$20.66	$18.32	$16.69	$18.09

Total return	5.27	%(b)	3.98%	15.01%	11.60%	(6.19)%	2.76%

Net assets, end of period (in thousands)	$1,361,170		$1,249,228	$937,696	$572,484	$537,358	$478,694

Ratios/Supplemental Data:
Ratio of net expenses to average net assets	1.05	%(c)	1.07%	1.12%	1.19%	1.16%	1.18%
Ratio of net investment income to average net assets	1.93	%(c)	1.26%	1.27%	1.68%	1.68%	2.20%
Portfolio turnover rate	25	%(b)	36%	36%	31%	72%	53%

(a)	Amount rounds to less than $(0.005) per share.
(b)	Not Annualized.
(c)	Annualized.

See Notes to Financial Statements.
36	www.jamesfunds.com

James Balanced: Golden Rainbow Fund – Institutional Class	Financial Highlights
For a share outstanding throughout the periods indicated.

	For the Six Months Ended December 31, 2012 (Unaudited)		For the Year Ended June 30, 2012	For the Year Ended June 30, 2011	For the Year Ended June 30, 2010	For the Period Ended June 30, 2009 (a)

Net asset value - beginning of period	$20.81		$20.61	$18.33	$16.69	$14.80
Income from investment operations:
Net investment income	0.24		0.33	0.32	0.34	0.09
Net realized and unrealized gain	0.89		0.52	2.47	1.65	1.94

Total from investment operations	1.13		0.85	2.79	1.99	2.03

Less distributions:
From net investment income	(0.23)		(0.35)	(0.35)	(0.35)	(0.14)
From net realized gain on investments	(0.15)		(0.30)	(0.16)	–	–

Total distributions	(0.38)		(0.65)	(0.51)	(0.35)	(0.14)

Net asset value at end of period	$21.56		$20.81	$20.61	$18.33	$16.69

Total return	5.44	%(b)	4.22%	15.27%	11.94%	13.75	%(b)

Net assets, end of period (in thousands)	$399,029		$304,731	$130,870	$60,693	$115

Ratios/Supplemental Data:
Ratio of net expenses to average net assets	0.80	%(c)	0.82%	0.87%	1.06%	0.95	%(c)
Ratio of net investment income to average net assets	2.24	%(c)	1.52%	1.52%	2.06%	1.63	%(c)
Portfolio turnover rate	25	%(b)	36%	36%	31%	72	%(b)

(a)	Share class commenced operations on March 2, 2009.
(b)	Not Annualized.
(c)	Annualized.

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2012	37

Financial Highlights	James Small Cap Fund
For a share outstanding throughout the periods indicated.

	For the Six Months Ended December 31, 2012 (Unaudited)		For the Year Ended June 30, 2012	For the Year Ended June 30, 2011	For the Year Ended June 30, 2010	For the Year Ended June 30, 2009	For the Year Ended June 30, 2008

Net asset value - beginning of period	$23.89		$23.88	$17.51	$14.18	$20.04	$24.56
Income/(Loss) from investment operations:
Net investment income	0.40		0.15	0.05	0.02	0.06	0.10
Net realized and unrealized gain/(loss)	0.87		(0.11)	6.35	3.33	(5.86)	(4.52)

Total from investment operations	1.27		0.04	6.40	3.35	(5.80)	(4.42)

Less distributions:
From net investment income	(0.51)		(0.03)	(0.03)	–	(0.06)	(0.10)
From net tax return of capital	–		–	–	(0.02)	–	–

Total distributions	(0.51)		(0.03)	(0.03)	(0.02)	(0.06)	(0.10)

Net asset value at end of period	$24.65		$23.89	$23.88	$17.51	$14.18	$20.04

Total return	5.37	%(a)	0.16%	36.59%	23.61%	(28.91)%	(18.03)%

Net assets, end of period (in thousands)	$128,819		$134,727	$81,505	$65,443	$99,801	$177,915

Ratios/Supplemental Data:
Ratio of net expenses to average net assets	1.50	%(b)	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income to average net assets	3.01	%(b)	0.58%	0.23%	0.08%	0.37%	0.42%
Portfolio turnover rate	20	%(a)	89%	60%	38%	46%	54%

(a)	Not Annualized.
(b)	Annualized.

See Notes to Financial Statements.
38	www.jamesfunds.com

James Mid Cap Fund	Financial Highlights
For a share outstanding throughout the periods indicated.

	For the Six Months Ended December 31, 2012 (Unaudited)		For the Year Ended June 30, 2012	For the Year Ended June 30, 2011	For the Year Ended June 30, 2010	For the Year Ended June 30, 2009	For the Year Ended June 30, 2008

Net asset value - beginning of period	$10.69		$11.38	$8.59	$7.05	$10.66	$11.70
Income/(Loss) from investment operations:
Net investment income	0.07		0.04	0.01	0.02	0.03	0.00 (a)
Net realized and unrealized gain/(loss)	1.00		(0.64)	2.82	1.54	(3.61)	(1.01)

Total from investment operations	1.07		(0.60)	2.83	1.56	(3.58)	(1.01)

Less distributions:
From net investment income	(0.03)		(0.09)	(0.04)	(0.02)	(0.03)	(0.01)
From net realized gain on investments	–		–	–	–	–	(0.02)

Total distributions	(0.03)		(0.09)	(0.04)	(0.02)	(0.03)	(0.03)

Net asset value at end of period	$11.73		$10.69	$11.38	$8.59	$7.05	$10.66

Total return	10.05	%(b)	(5.26)%	32.97%	22.13%	(33.51)%	(8.61)%

Net assets, end of period (in thousands)	$14,006		$12,657	$13,403	$9,497	$4,438	$6,002

Ratios/Supplemental Data:
Ratio of net expenses to average net assets	1.50	%(c)	1.50%	1.50%	1.50%	1.50%	1.48%
Ratio of net investment income to average net assets	1.30	%(c)	0.32%	0.13%	0.24%	0.48%	0.01%
Portfolio turnover rate	8	%(b)	36%	56%	37%	38%	55%

(a)	Amount rounds to less than $0.005 per share.
(b)	Not Annualized.
(c)	Annualized.

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2012	39

Financial Highlights	James Micro Cap Fund
For a share outstanding throughout the periods indicated.

	For the Six Months Ended December 31, 2012 (Unaudited)		For the Year Ended June 30, 2012		For the Year Ended June 30, 2011 (a)

Net asset value - beginning of period	$11.71		$11.91		$10.00
Income/(Loss) from investment operations:
Net investment income/(loss)	0.19		(0.01)		(0.03)
Net realized and unrealized gain/(loss)	(0.07)		(0.13)		1.94

Total from investment operations	0.12		(0.14)		1.91

Less distributions:
From net investment income	(0.14)		–		–
From net realized gain on investments	–		(0.06)		–

Total distributions	(0.14)		(0.06)		–

Paid-in capital from redemption fees	–		0.00	(b)	–

Net asset value at end of period	$11.69		$11.71		$11.91

Total return	1.02%	(c)	(1.15)%		19.10%

Net assets, end of period (in thousands)	$10,390		$10,173		$9,745

Ratios/Supplemental Data:
Ratio of net expenses to average net assets	1.50%	(d)	1.50%		1.50%
Ratio of net investment income/(loss) to average net assets	3.16%	(d)	(0.14)%		(0.31)%
Portfolio turnover rate	32%	(c)	85%		69%

(a)	Fund commenced operations on July 1, 2010.
(b)	Amount rounds to less than $0.005 per share.
(c)	Not Annualized.
(d)	Annualized.

See Notes to Financial Statements.
40	www.jamesfunds.com

James Long-Short Fund	Financial Highlights
For a share outstanding throughout the periods indicated.

	For the Six Months Ended December 31, 2012 (Unaudited)		For the Year Ended June 30, 2012	For the Period Ended June 30, 2011 (a)

Net asset value - beginning of period	$9.99		$10.10	$10.00
Income/(Loss) from investment operations:
Net investment income/(loss)	0.08		(0.04)	(0.00)	(b)
Net realized and unrealized gain/(loss)	0.32		(0.05)	0.10

Total from investment operations	0.40		(0.09)	0.10

Less distributions:
From net investment income	(0.04)		(0.02)	–

Total distributions	(0.04)		(0.02)	–

Net asset value at end of period	$10.35		$9.99	$10.10

Total return	4.01%	(c)	(0.93)%	1.00%	(c)

Net assets, end of period (in thousands)	$9,310		$9,160	$10,718

Ratios/Supplemental Data:
Ratio of net expenses to average net assets(d)	2.80%	(e)	2.66%	1.73%	(e)
Ratio of net investment income/(loss) to average net assets	1.64%	(e)	(0.44)%	(1.03)%	(e)
Portfolio turnover rate	44%	(c)	159%	0%	(c)

(a)	Fund commenced operations on May 23, 2011.
(b)	Amount rounds to less than ($0.005) per share.
(c)	Not Annualized.
(d)

Dividend and interest expense on securities sold short and interest expense totaled 1.30% (annualized) , 1.15% and 0.23% (annualized) of average net assets for the six months ended December 31, 2012, for the year ended June 30, 2012 and for the period ended June 30, 2011, respectively.

(e)	Annualized.

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2012	41

Notes to Financial Statements	James Advantage Funds
December 31, 2012 (Unaudited)

1.	ORGANIZATION

The James Advantage Funds (the “Trust”) is an open-end management investment company that was organized as an Ohio business trust on August 29, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). James Balanced: Golden Rainbow Fund, James Small Cap Fund and James Mid Cap Fund are each a diversified series of the Trust, and James Micro Cap Fund and James Long-Short Fund are each a non-diversified series of the Trust (individually a “Fund,” collectively the “Funds”). James Balanced: Golden Rainbow Fund was originally organized as a series of the Flagship Admiral Funds Inc., a Maryland corporation. On June 26, 1998, pursuant to an Agreement and Plan of Reorganization, James Balanced: Golden Rainbow Fund was restructured through a tax-free reorganization as a series of the Trust. The James Small Cap Fund commenced its public offering of shares on October 2, 1998. The James Mid Cap Fund commenced its public offering of shares on June 30, 2006. Effective March 2, 2009, James Balanced: Golden Rainbow began offering a new class of shares: the Institutional Class. The initial class of shares is now referred to as the Retail Class. Each class of James Balanced: Golden Rainbow Fund represents an interest in the same portfolio of investments and has the same rights, but differs primarily in distribution fees and shareholder features. The Retail Class shares are subject to distribution
 (12b-1) fees but have a lower minimum investment requirement and offer certain shareholder services not available to Institutional Class shareholders. The Institutional Class shares are not subject to distribution (12b-1) fees and are available only through investment advisers and bank trust departments that have made arrangements for shares of all of their clients investing in the Fund to be held in an omnibus account (as well as other entities that are approved by management of the Trust). The James Micro Cap Fund commenced its public offering of shares on July 1, 2010. The James Long-Short Fund commenced its public offering of shares on May 23, 2011.

James Balanced: Golden Rainbow Fund seeks to provide total return through a combination of growth and income and preservation of capital in declining markets. The Fund seeks to achieve its objective by investing primarily in common stocks and/or debt securities that the Fund’s adviser, James Investment Research, Inc. (“James” or the “Adviser”), believes are undervalued.

James Small Cap Fund seeks to provide long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks of small capitalization companies. The Adviser defines small capitalization as those companies with market capitalizations at the time of purchase no larger than the stocks in the Fund’s benchmark, the Russell 2000® Index.

James Mid Cap Fund seeks to provide long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks of mid capitalization companies. The Adviser defines mid capitalization companies as those with market capitalizations at the time of purchase as $1 billion to $8 billion.

James Micro Cap Fund seeks to provide long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks of micro capitalization companies. Micro capitalization companies are defined as those companies with market capitalizations at the time of purchase no larger than $250 million.

James Long-Short Fund seeks to provide long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in foreign and domestic equity securities that the Adviser believes are undervalued and more likely to appreciate, and by selling short equity securities that the Adviser believes are overvalued and more likely to depreciate. The Fund also may take long positions in domestic and foreign fixed income securities that the Adviser believes are more likely to appreciate in the interest rate and spread environment anticipated by the Adviser, and short positions in fixed income securities that the Adviser believes are more likely to depreciate in the interest rate and spread environment anticipated by the Adviser. The Fund seeks to achieve positive returns on both the long positions and short positions that it takes in various securities.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements, in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

Share Valuation

The net asset value per share of each Fund, other than the James Balanced: Golden Rainbow Fund, is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The net asset value per share of each class of shares of the James Balanced: Golden Rainbow Fund is calculated daily by dividing the total value of the Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class. The offering price and redemption price per share is equal to the net asset value per share, except that shares of the James Micro Cap Fund are subject to a redemption fee of 2% if redeemed within 180 days of purchase. For the six months ended December 31, 2012, there were no redemption fees received by the James Micro Cap Fund.

Securities Valuation

Securities are valued at fair value. The Funds’ portfolio securities, including short positions, are valued as of the close of the New York Stock Exchange (“NYSE”) (generally, 4:00 p.m., Eastern time) on each day that the NYSE is open for business and on any other day that the Fair Valuation Policy would dictate. Equity securities that are traded on any exchange, including closed-end funds and exchange-traded funds, are valued at the last quoted sale price on the exchange or market in which such securities are principally traded. Lacking a last sale price, a security is valued at its last bid price except when, in James’s opinion, the last bid price does not accurately reflect the current value of the security. Securities that are traded on the NASDAQ® over-the-counter market are valued at their NASDAQ® Official Closing Price (“NOCP”) for all NASDAQ® National Market (“NNM”) and NASDAQ® Capital Market® securities. When market quotations are not readily available, if an event occurs after the close of the trading market (but before the time

42	www.jamesfunds.com

James Advantage Funds	Notes to Financial Statements
December 31, 2012 (Unaudited)

as of which a Fund calculates its net asset value) that materially affects a security’s value, when James determines that the market quotation does not accurately reflect the current value or when a non-144A restricted security is being valued, that security will be valued at its fair value as determined in good faith in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Funds may use pricing services to determine market value for securities. Fixed income securities will be valued at evaluated prices provided by an independent, recognized pricing service, which determines valuations based upon market transactions for normal, institutional-size trading units of securities or a matrix method which considers yield or price of comparable bonds provided by a pricing service. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities or when prices are not readily available from a pricing service, those securities will be priced at fair value as determined in good faith by the Adviser. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will approximate fair value. Shares of open-end investment companies are valued at net asset value.

For valuation purposes, quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents at the time of pricing the Funds. In computing the net asset value of the Funds by the fund accounting service provider, ALPS Fund Services, Inc., the values of foreign portfolio securities are generally based upon market quotations which, depending upon the exchange or market, may be last sale price, last bid price or the average of the last bid and asked prices as of, in each case, the close of the appropriate exchange or another designated time.

The calculation of the share price of each Fund that holds foreign securities in its portfolio does not take place contemporaneously with the determination of the values of many of the foreign portfolio securities used in such calculation. Events affecting the values of foreign portfolio securities that occur between the time their prices are determined and the calculation of a Fund’s share price will be taken into account by the Adviser, subject to review by the Board of Trustees, in the determination of the value of those securities.

In accordance with the Trust’s good faith pricing guidelines, James is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings, (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers), or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 -

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or input other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 -

Significant unobservable prices or inputs (including a Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, securities maturing within 60 days of the reporting date are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Semi-Annual Report | December 31, 2012	43

Notes to Financial Statements	James Advantage Funds
December 31, 2012 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2012:

James Balanced: Golden Rainbow Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$936,181,321	$–	$–	$936,181,321
Closed-End Funds	2,439,275	–	–	2,439,275
Exchange Traded Funds	27,463,816	–	–	27,463,816
Preferred Stocks	208,800	–	–	208,800
Corporate Bonds	–	204,178,814	–	204,178,814
Mortgage Backed Securities	–	26,020,455	–	26,020,455
U.S. Government Agencies	–	48,008,643	–	48,008,643
U.S. Treasury Bonds & Notes	377,731,141	–	–	377,731,141
Foreign Bonds	–	47,984,736	–	47,984,736
Municipal Bonds	–	53,155,649	–	53,155,649
Short Term Investments	43,292,718	–	–	43,292,718

Total	$1,387,317,071	$379,348,297	$–	$1,766,665,368

James Small Cap Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$123,735,050	$–	$–	$123,735,050
Short Term Investments	7,279,345	–	–	7,279,345

Total	$131,014,395	$–	$–	$131,014,395

James Mid Cap Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$13,098,797	$–	$–	$13,098,797
Exchange Traded Funds	243,474	–	–	243,474
Short Term Investments	665,043	–	–	665,043

Total	$14,007,314	$–	$–	$14,007,314

James Micro Cap Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$9,594,163	$–	$–	$9,594,163
Short Term Investments	773,773	–	–	773,773

Total	$10,367,936	$–	$–	$10,367,936

44	www.jamesfunds.com

James Advantage Funds	Notes to Financial Statements
December 31, 2012 (Unaudited)

James Long-Short Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$8,953,910	$–	$–	$8,953,910
Exchange Traded Funds	104,804	–	–	104,804
Short Term Investments	744,376	–	–	744,376
Total	$9,803,090	$–	$–	$9,803,090

*	For Detailed descriptions of sector and industry, see the accompanying Schedule of Investments.

The Funds disclose significant transfers between levels based on valuations at the end of each reporting period. As of December 31, 2012, the Funds did not have any transfers between Level 1 and Level 2 securities based on levels assigned to the securities on June 30, 2012.

For the six months ended December 31, 2012, the Funds did not have any securities which used significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Investment Transactions

Investment transactions are recorded on a trade date basis. Gains and losses are determined using the specific identification method, which liquidates all losses first, before any gains. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The James Balanced: Golden Rainbow Fund will instruct its custodian to segregate assets in a separate account with a current value at least equal to the amount of its when-issued and delayed delivery purchase commitments. As of December 31, 2012, the Funds did not hold when-issued securities or delayed delivery purchase commitments.

Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

Foreign Currency Translation

The market value of investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the current exchange rate, provided by WM Reuters, at the close of each business day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars based at the exchange rate on the date of the transaction.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from the changes in the value of assets and liabilities including investments in securities at the reporting period, resulting from changes in the exchange rate.

Short Sales and Segregated Cash

The James Long-Short Fund may actively sell short equity and fixed income securities. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date.

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. If a security sold short pays a dividend while the Fund is short that security, the Fund will pay the dividend to the prime broker and record that amount as an expense.

All short sales are collateralized, as required by the Fund’s prime broker. The Fund maintains the collateral in segregated accounts consisting of cash and/or high-grade liquid assets sufficient to collateralize the market value of its short positions.

Investment Income

Dividend income and dividend expense on securities sold short are recorded on the ex-dividend date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on all debt securities. Amortization and accretion is calculated using the effective yield method.

Dividend income includes dividends earned on Real Estate Investment Trusts (“REITS”), which may include a return of capital. As such, important taxation issues may arise, which the Funds account for when information is provided by the issuing REIT.

Distributions received from Limited Partnership investments of a Fund are usually recorded as a return of capital and are excluded from available income in the calculation of distributions paid by the Funds. Return of capital is recorded as a reduction to the cost of investments in the Statements of Assets and Liabilities and in the Schedule of Investments.

Dividends and Distributions to Shareholders

Net investment income, if any, is generally declared and distributed to shareholders of each Fund on at least an annual basis. Net realized capital gains from security transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards. Distributions to shareholders of net investment income and net realized capital gains are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Accordingly, temporary overdistributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income and/or distributions in excess of net realized gains from security transactions, where applicable.

Semi-Annual Report | December 31, 2012	45

Notes to Financial Statements	James Advantage Funds
December 31, 2012 (Unaudited)

Allocation of Income and Expense

Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the James Balanced: Golden Rainbow Fund is allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a particular Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable measure.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Funds generally intend to distribute all taxable income and capital gains to shareholders, if any, and to otherwise continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Therefore, no federal tax provision is required.

During the six months ended December 31, 2012, none of the Funds recorded a liability, nor were there any disclosures required for any uncertain tax positions in the accompanying financial statements. The Funds file income tax returns in the U.S. federal jurisdiction. For the years ended June 30, 2009 through June 30, 2012, the Funds’ returns are still open to examination by the appropriate taxing authority.

The following information is computed on a tax basis for each item as of December 31, 2012:

	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
James Balanced: Golden Rainbow Fund	$1,561,863,458	$222,292,647	$(17,490,737)	$204,801,910
James Small Cap Fund	105,162,090	28,557,283	(2,704,978)	25,852,305
James Mid Cap Fund	11,131,197	3,237,178	(361,061)	2,876,117
James Micro Cap Fund	8,823,698	1,930,489	(386,251)	1,544,238
James Long-Short Fund	8,927,763	999,869	(124,542)	875,327

The difference between the cost of portfolio investments on a tax basis and financial statement cost for the Funds is due primarily to the deferral of wash sale losses and to the differing treatment of certain investments under income tax regulations and GAAP.

Post-Enactment Capital Losses

The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year limit on the use of capital loss carryforwards that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, capital losses incurred by the Funds’ taxable years beginning before the taxable year ended June 30, 2012 with an expiration date may not be used to offset capital gains until all net capital losses incurred in taxable years beginning with the taxable year ended June 30, 2012 without an expiration date have been utilized. As a result, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The Funds ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

New Accounting Pronouncements

In December 2011, FASB issued ASU No. 2011-11, “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilities comparison between those reporting entities that prepare their financial statements on the basis of U.S. GAAP and those reporting entities that prepare their financial statements on the basis of IFRS. Specifically, ASU 2011-11 requires reporting entities to disclose 1) both gross and net information about both instruments and transactions eligible for offset in the financial statements and 2) instruments and transactions subject to an agreement similar to a master netting agreement. The effective date of ASU 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this requirement and the impact it will have on the Funds’ financial statement disclosures.

46	www.jamesfunds.com

James Advantage Funds	Notes to Financial Statements
December 31, 2012 (Unaudited)

3. INVESTMENT TRANSACTIONS

Purchases and sales (including maturities) of investments in long-term U.S. Government obligations for the six months ended December 31, 2012 were as follows:

	Purchases	Sales
James Balanced: Golden Rainbow Fund	$117,628,251	$283,126,531

Purchases and sales (including maturities) of investments in other long-term securities for the six months ended December 31, 2012 were as follows:

	Purchases	Sales
James Balanced: Golden Rainbow Fund	$400,508,552	$113,975,664
James Small Cap Fund	25,185,511	34,503,071
James Mid Cap Fund	1,420,181	1,037,808
James Micro Cap Fund	3,108,326	2,953,795
James Long- Short Fund	4,093,122	4,651,717

For the six months ended December 31, 2012, the cost of securities purchased to cover short sales and the proceeds from securities sold short were $8,112,014 and $12,619,840, respectively, for the Long-Short Fund.

4.	MANAGEMENT FEE AND OTHER TRANSACTIONS
WITH AFFILIATES

Investment Management Agreement

The Funds retain James to manage the Funds’ investments. The investment decisions for the Funds are made by a committee of James’ personnel, which is primarily responsible for the day-to-day management of each Fund’s portfolio. James Balanced: Golden Rainbow Fund is authorized to pay James a fee equal to an annual rate of 0.74% of its average daily net assets for assets up to and including $500 million; at the annual rate of 0.70% of the average daily net assets for assets from $500 million up to and including $1 billion; at the annual rate of 0.65% of the average daily net assets for assets from $1 billion up to and including $2 billion; and at the annual rate of 0.60% of the average daily net assets for assets over $2 billion. James is responsible for the payment of all operating expenses of the other Funds within the Trust.

James is authorized to receive a fee equal to an annual rate of 1.25% of the average daily net assets of the James Small Cap Fund, James Mid Cap Fund and the James Long-Short Fund, respectively, for net assets up to and including $500 million; 1.20% of average daily assets for net assets from $500 million up to and including $1 billion; 1.15% of the average daily assets for net assets from $1 billion to and including $2 billion; and 1.10% of the daily average net assets over $2 billion. James is authorized to receive a fee equal to 1.50% of James Micro Cap Fund average daily assets for net assets up to and including $500 million and 1.45% of average daily assets for net assets over $500 million. Advisory fees for the James Small Cap, James Mid Cap Fund, James Micro Cap Fund and James Long-Short Fund are reduced by the fees and expenses of the non-interested person trustees incurred by the applicable Fund.

James is responsible for the payment of all operating expenses of the James Small Cap Fund, James Mid Cap Fund, James Micro Cap Fund and James Long-Short Fund, except for brokerage fees and commissions, taxes, interest (including dividend expense on securities sold short) and 12b-1 expenses.

Administrative Services Agreement

ALPS Fund Services, Inc. (“ALPS” or the “Administrator”) serves as administrator to the Funds. ALPS receives a monthly fee paid by James Balanced: Golden Rainbow Fund, for itself, and paid by James for the James Small Cap Fund, James Mid Cap Fund, James Micro Cap Fund and James Long-Short Fund, subject to a minimum monthly fee. Pursuant to an administrative agreement, ALPS will provide operational services to the Funds including, but not limited to fund accounting and fund administration and generally assist in each Fund’s operations.

Transfer Agency and Services Agreement

ALPS, pursuant to a Transfer Agency and Services Agreement with the Trust, serves as Transfer Agent for the Funds. Under the Transfer Agency and Services Agreement, ALPS receives an annual minimum fee, a fee based upon the number of shareholder accounts, and is also reimbursed for out-of-pocket expenses. These fees and reimbursements for out of pocket expenses are paid and reimbursed by James Balanced: Golden Rainbow Fund, for itself, and by James, for the James Small Cap Fund, James Mid Cap Fund, James Micro Cap Fund and James Long-Short Fund.

Plans of Distribution

Each Fund (only the Retail Class of the James Balanced: Golden Rainbow Fund), other than the James Micro Cap Fund, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (collectively, the “Plans”) under which each Fund may incur expenses related to distribution of its shares and for services provided to shareholders. Payments under a Plan are made to James, which uses them to pay distribution and shareholder service expenses on behalf of and as agent of the Fund. The amount payable by each Fund (the Retail Class of the James Balanced: Golden Rainbow Fund), other than the James Micro Cap Fund, under its Plan is 0.25% of its average daily net assets for the year. The Plans are compensation plans, which means that payments are made to James regardless of 12b-1 expenses actually incurred. Therefore, payments under a Plan may exceed distribution and shareholder service expenses incurred pursuant to the Plan, and James is permitted to retain the excess. It is also possible that 12b-1 expenses paid by James for a period will exceed the payments received by James, in which case James may pay such excess expenses out of its own resources. Payments received by James under the Plans are in addition to the fees paid to James pursuant to the Management Agreements. The Plans require that James act in the Funds’ best interests in expending the payments it receives from the Funds and use payments solely for the purpose of paying distribution and shareholder services expenses on behalf of the Funds. The Funds’ Distributor, ALPS Distributors, Inc., validates all payment amounts to be made to brokers that have properly executed dealer agreements with the Funds before James will make such payments. For the six months ended December 31, 2012, $1,645,815, $163,031, $16,675 and $11,523 was paid to James on behalf of James Balanced: Golden Rainbow Fund, James Small

Semi-Annual Report | December 31, 2012	47

Notes to Financial Statements	James Advantage Funds
December 31, 2012 (Unaudited)

Cap Fund, James Mid Cap Fund and James Long-Short Fund, respectively, pursuant to the Plans.

5.	COMMITMENTS AND CONTINGENCIES

The Funds indemnify the Trust’s officers and trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

6.	LINE OF CREDIT

The Trust has a $3,000,000 revolving line of credit agreement with U.S. Bank, N.A (the “Bank”) for the James Long-Short Fund. Borrowings under this arrangement are secured by investments held in the Fund’s portfolio as notated on the Schedule of Investments and bear interest at the Bank’s prime rate. For the six months ended December 31, 2012, the average amount of borrowings was $2,265,000 over 43 days with a weighted-average interest rate of 3.25%. As of December 31, 2012, the James Long-Short Fund did not have an outstanding balance with respect to the line of credit. Interest on funded and unfunded loans can be found under interest expense on the Statements of Operations.

7.	SUBSEQUENT EVENTS

The Funds evaluated subsequent events from December 31, 2012, the date of these financial statements, through the date these financial statements were issued and available. There were no subsequent events to report that would have a material impact on the Funds’ financial statements.

48	www.jamesfunds.com

James Advantage Funds	Additional Information
December 31, 2012 (Unaudited)

PROXY VOTING GUIDELINES

James is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that James uses in fulfilling this responsibility and information regarding how those proxies were voted during the most recent 12-month period ended June 30 are available without charge upon request by calling toll free
1-800-995-2637. These items are also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

James files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission’s website; (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling 1-800-995-2637. Information on the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330.

Semi-Annual Report | December 31, 2012	49

Privacy Policy	James Advantage Funds
December 31, 2012 (Unaudited)

Facts

What does James Advantage Funds do with your personal information?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•	Social Security number and wire transfer instructions
•	account transactions and transaction history
•	investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons James Advantage Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does James Advantage Funds share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	YES	NO
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share

Questions? Call 1-800-99 James

What we do:
How does James Advantage Funds protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does James Advantage Funds collect my personal information?	We collect your personal information, for example, when you • open an account or deposit money • direct us to buy securities or direct us to sell your securities • seek advice about your investments
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•    sharing for affiliates’ everyday business purposes information about your creditworthiness.

•    affiliates from using your information to market to you.

•    sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and non-financial companies.

•    Our affiliates include financial companies, such as James Investment Research, Inc. and James Capital Alliance.

Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. • James Advantage Funds does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • James Advantage Funds does not jointly market.

50	www.jamesfunds.com

James Advantage Funds	Notes

Semi-Annual Report | December 31, 2012	51

Notes	James Advantage Funds

52	www.jamesfunds.com

Item 2. Code of Ethics.

Not applicable to this Report.

Item 3. Audit Committee Financial Expert.

Not applicable to this Report.

Item 4. Principal Accountant Fees and Services.

Not applicable to this Report.

Item 5. Audit Committee of Listed Companies.

Not applicable to registrant.

Item 6. Schedule of Investments.

The schedule is included as part of the Reports to Stockholders filed under Item 1 of this Report.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Funds.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Funds.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable to the registrant.

Item 11. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) the registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Report.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable to this Report.

(a)(2)	Certifications required by Item 12(a)(2) of Form N-CSR are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The James Advantage Funds

By:	/s/ Barry R. James

Barry R. James
President

Date: March 6, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barry R. James

Barry R. James
President

Date: March 6, 2013

By:	/s/ Thomas L. Mangan

Thomas L. Mangan
Treasurer, Chief Financial Officer

Date: March 6, 2013